As filed with the Securities and Exchange Commission on March 23, 2001
                        1933 Act Registration No. 2-11357
                        1940 Act Registration No. 811-582

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
     Pre-Effective Amendment No.      [ ]       [ ]
     Post-Effective Amendment No.     [95]       [X]
            and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

      Amendment No.                   [50]       [X]

                        (Check appropriate box or boxes)

                          NEUBERGER BERMAN EQUITY FUNDS
                          -----------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, including area code: (212) 476-8800

                          Michael M. Kassen, President
                          Neuberger Berman Equity Funds
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                            Arthur C. Delibert, Esq.
                           Kirkpatrick & Lockhart LLP
                   1800 Massachusetts Avenue, N.W., 2nd Floor
                           Washington, D.C. 20036-1800
                   (Names and Addresses of agents for service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b)
[X] on MARCH 24, 2001 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on _______________ pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on _______________ pursuant to paragraph (a)(2)

                          NEUBERGER BERMAN EQUITY FUNDS
            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 95 ON FORM N-1A

        This post-effective amendment consists of the following papers and documents:

Cover Sheet

Contents of Post-Effective Amendment No. 95 on Form N-1A

        Neuberger Berman Equity Funds

               Neuberger Berman Fasciano Fund

        Part A - Investor Class Prospectus

        Part B - Statement of Additional Information

        Part C - Other Information

Signature Pages

                                                                NEUBERGER BERMAN

NEUBERGER BERMAN
FASCIANO FUND
--------------------------------------------------------------------------------


                    INVESTOR CLASS SHARES
                    PROSPECTUS MARCH 24, 2001


These securities, like the securities of all mutual funds, have not been approved or disapproved by the Securities and Exchange Commission, and the Securities and Exchange Commission has not determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

CONTENTS
-----------------


              NEUBERGER BERMAN EQUITY FUNDS

PAGE 2 ......  Fasciano Fund

              YOUR INVESTMENT

     9 ......  Share Prices

    10 ......  Privileges and Services

    11 ......  Distributions and Taxes

    13 ......  Maintaining Your Account

    18 ......  Buying Shares

    20 ......  Selling Shares

    22 ......  Fund Structure


                             The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the individual fund names in this prospectus are either service marks or registered trademarks of Neuberger Berman Management Inc. -C-2001 Neuberger Berman Management Inc.

------------------------------------------------------------

FUND MANAGEMENT [SIDEBAR]

The Neuberger Berman Fasciano Fund is managed by Neuberger Berman Management Inc., in conjunction with Neuberger Berman, LLC, as sub-adviser. Together, the firms manage $55.4 billion in total assets (as of December 31, 2000) and continue an asset management history that began in 1939.


RISK INFORMATION [SIDEBAR]
This prospectus discusses principal risks of investing in fund shares. These and other risks are discussed in detail in the Statement of Additional Information (see back cover).

  THIS FUND

- IS DESIGNED FOR INVESTORS WITH LONG-TERM GOALS IN MIND

- OFFERS YOU THE OPPORTUNITY TO PARTICIPATE IN FINANCIAL MARKETS THROUGH A PROFESSIONALLY MANAGED STOCK PORTFOLIO

- ALSO OFFERS THE OPPORTUNITY TO DIVERSIFY YOUR PORTFOLIO WITH A FUND THAT INVESTS USING A COMBINATION OF A VALUE AND GROWTH APPROACH

- CARRIES CERTAIN RISKS, INCLUDING THE RISK THAT YOU COULD LOSE MONEY IF FUND SHARES ARE WORTH LESS THAN WHAT YOU PAID

- IS A MUTUAL FUND, NOT A BANK DEPOSIT, AND IS NOT GUARANTEED OR INSURED BY THE FDIC OR ANY OTHER GOVERNMENT AGENCY

Neuberger Berman
Fasciano Fund


                   Portfolio Manager: Michael Fasciano





             "I PRACTICE SMALL-CAP INVESTING FOR THE 'FAINT  OF
              HEART,' BY INVESTING FOR THE LONG TERM IN RAPIDLY
              GROWING    COMPANIES    THAT    I    THINK   HAVE
              REASONABLE STOCK PRICES"

GOAL AND STRATEGY
------------------------------------------------------------

SMALL-CAP STOCKS [SIDEBAR]
Historically, stocks of smaller companies have not always moved in tandem with those of larger companies. Over the last 40 years, small-caps have outperformed large-caps 60% of the time. However, small-caps have often fallen more severely during market downturns.

GROWTH VS.
VALUE INVESTING [SIDEBAR]
Value investors seek stocks trading at below market average prices based on earnings, book value, or other financial measures before other investors discover their worth. Growth investors seek companies that are already successful but may not have reached their full potential.

  [ICON]
          THE FUND SEEKS LONG-TERM CAPITAL GROWTH. THE PORTFOLIO MANAGER ALSO MAY CONSIDER A COMPANY'S POTENTIAL FOR CURRENT INCOME PRIOR TO SELECTING IT FOR THE FUND.

To pursue this goal, the Fund will invest primarily in the common stocks of smaller companies, I.E. those with market capitalizations of less than $1.5 billion at the time the Fund first invests in them. These include securities having common stock characteristics, such as securities convertible into common stocks, and rights and warrants to purchase common stocks. The manager will look for companies with:

- strong business franchises that are likely to sustain long-term rates of earnings growth for a three to five year time horizon, and


- stock prices that the market has under valued relative to the value of similar companies and that offer excellent potential to appreciate over a three to five year time horizon.


In choosing companies that the manager believes are likely to achieve the Fund's objective, the manager also will consider the company's overall business qualities. These qualities include the company's profitability and cash flow, financial condition, insider ownership, and stock valuation. In selecting companies that the manager believes may have greater potential to appreciate in price, the manager will invest the Fund in smaller companies that are under-followed by major Wall Street brokerage houses and large asset management firms. However, the Fund may hold the

                                         Fasciano Fund   3

GOAL AND STRATEGY CONTINUED
-------------------------------------------------------------------

stocks of small companies that grow into medium-size companies, and those whose market capitalizations grow beyond $1.5 billion.

The Fund may not be suitable for you if you have a short-term investment horizon or are unwilling to accept fluctuations in share price, including significant declines over a given period.

Although the Fund primarily will invest in companies on a long-term basis, from time to time, the Fund may invest on a short-term basis or may sell within a few months securities that it originally had intended to be a long-term investment if the security no longer meets the quality or valuation requirements of the Fund.

The Fund generally will seek to be fully invested in common stocks. However, at times, the manager may invest a large portion of the Fund's assets in cash if the manager is unable to locate and invest in a sufficient number of companies that meet the Fund's quality and valuation requirements.

When a stock no longer meets the Fund's investment criteria, the manager will consider selling it.

At times, the manager may emphasize certain sectors that he believes will benefit from market or economic trends.

The Fund has the ability to change its goal without shareholder approval, although it does not currently intend to do so.

                      4  Neuberger Berman

MAIN RISKS
------------------------------------------------------------

OTHER RISKS [SIDEBAR]
The Fund may use certain practices and securities involving additional risks.

Borrowing, securities lending, and derivatives could create leverage, meaning that certain gains or losses could be amplified, increasing share price movements. In using certain derivatives to gain stock market exposure for excess cash holdings, the Fund will increase its risk of loss.

Although they may add diversification, foreign securities can be riskier, because foreign markets tend to be more volatile and currency exchange rates fluctuate. There may be less information about foreign issuers than about domestic issuers.

When the Fund anticipates adverse market, economic, political or other conditions, it may temporarily depart from its goal and invest substantially in high-quality short-term investments. This could help the Fund avoid losses but may mean lost opportunities.

  [ICON]  Most of the Fund's performance depends
          on what happens in the stock market. The market's behavior is unpredictable, particularly in the short term. Because of this, the value of your investment will rise and fall, and you could lose money.

The smaller companies in which the Fund invests are often more volatile and less liquid than the stocks of larger companies and

- may have a shorter history of operations than large companies;

- may not have as great an ability to raise additional capital;

- may have a less diversified product line, making them more susceptible to market pressure.

Small-cap stocks may also:

- underperform other types of stocks or be difficult to sell when the economy is not robust, during market downturns, or when small-cap stocks are out of favor;

- be more affected than other types of stocks by the underperformance of a sector that the manager decided to emphasize.

The Fund will combine value and growth styles of investing. Growth stocks may suffer more than value stocks during market downturns, while value stocks may remain undervalued if other investors do not recognize their worth.

                                         Fasciano Fund   5

PERFORMANCE
------------------------------------------------------------

PERFORMANCE MEASURES [SIDEBAR]
The information on this page provides different measures of the Fund's total return. Total return includes the effect of distributions as well as changes in share price. The figures assume that all distributions were reinvested in the Fund.

As a frame of reference, the table includes a broad-based index. The Fund's performance figures include all of its expenses; the index does not include costs of investment.

  [ICON] The charts below provide an indication of the risks of investing in Investor Class shares of the Fund. The bar chart shows how the fund's performance has varied from year to year.
The table below the chart shows what the return would equal if you averaged out actual performance over various lengths of time and compares the return with broader measures of market performance. This information is based on past performance; it's not a prediction of future results.

YEAR-BY-YEAR % RETURNS as of 12/31 each year*


EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

1991 35.08%
'92  7.67%
'93  8.08%
'94  3.68%
'95  31.12%
'96  26.54%
'97  21.51%
'98  7.19%
'99  6.16%
'00  1.70%
BEST  Q1
QUAR- '91,
TER: 23.36%
WORST  Q3
QUAR- '98,
TER: (13.41%)



AVERAGE ANNUAL TOTAL % RETURNS as of 12/31/00*


                               1 Year    5 Years    10 Years
------------------------------------------------------------
FASCIANO FUND                   1.70 %    12.20%     14.28%
Russell 2000 Index             (3.02%)    10.31%     15.53%


 The Russell 2000 is an unmanaged index of U.S. small-cap stocks.


* THIS FUND IS THE SUCCESSOR TO FASCIANO FUND, INC. THE YEAR-BY-YEAR AND TOTAL RETURN DATA FOR THE PERIODS SHOWN ARE THOSE OF ITS PREDECESSOR, FASCIANO FUND, INC.


                      6  Neuberger Berman

INVESTOR EXPENSES
------------------------------------------------------------

MANAGEMENT [SIDEBAR]

MICHAEL FASCIANO is a Vice President of Neuberger Berman Management and a Managing Director of Neuberger Berman, LLC and has managed the Fund's assets since early 2001. He managed Fasciano Fund Inc., the Fund's predecessor from its inception in 1988 to 2001.


NEUBERGER BERMAN MANAGEMENT is the Fund's investment manager, administrator, and distributor. It engages Neuberger Berman, LLC as sub-adviser to provide management and related services. For investment management/administration services, the Fund will pay Neuberger Berman Management a fee at the annual rate of 1.00% of average net assets.

  [ICON]  The Fund does not charge you any fees
          for buying, selling, or exchanging Investor Class shares, or for maintaining your account. Your only fund cost is your share of annual operating expenses. The expense example can help you compare costs among funds.

FEE TABLE

 SHAREHOLDER FEES                             None
-------------------------------------------------------

 ANNUAL OPERATING EXPENSES (% of average net assets)*

 These are deducted from fund assets, so you pay them indirectly.

         Management fees                      1.00%
PLUS:    Distribution (12b-1) fees            None
         Other expenses                       0.20%*
                                              ....
EQUALS   Total annual operating expenses      1.20%

* OTHER EXPENSES ARE BASED ON ESTIMATED AMOUNTS FOR THE CURRENT FISCAL YEAR.

EXPENSE EXAMPLE

 The example assumes that you invested $10,000 for the periods shown, that you earned a hypothetical 5% total return each year, and that the Fund's expenses were those in the table above. Your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.


                      1 Year  3 Years  5 Years  10 Years
--------------------------------------------------------
Expenses               $122    $381     $660     $1,450


                                         Fasciano Fund   7

FINANCIAL HIGHLIGHTS*


                                                                                                              Six months
                                                                                                                 ended
                                                                                                           December 31, 2000
                                                                     1996    1997    1998    1999    2000     (unaudited)

                                                                             Year Ended June 30
----------------------------------------------------------------------------------------------------------------------------
PER SHARE DATA ($)
Data apply to a single share throughout each year indicated. You can see what the fund earned (or lost), what it distributed to investors, and how its share price changed.
          Share price (NAV) at beginning of year                   $20.17  $24.33  $27.53  $34.91  $31.78       $32.55
PLUS:     Income from investment operations
          Net investment income (loss)                              (0.05)  (0.03)   0.16    0.40    0.34        (0.05)
          Net gains/(losses) -- realized and
          unrealized                                                 5.55    3.82    8.71   (2.25)   0.82         0.77
          Subtotal: income from investment
          operations                                                 5.50    3.79    8.87   (1.85)   1.16         0.72
MINUS:    Distributions to shareholders
          Income dividends                                           0.00    0.00    0.00   (0.03)  (0.39)       (0.29)
          Capital gain distributions                                (1.34)  (0.59)  (1.49)  (1.25)   0.00         0.00
          Subtotal: distributions to shareholders                   (1.34)  (0.59)  (1.49)  (1.28)  (0.39)       (0.29)
                                                                   .........................................................
EQUALS:   Share price (NAV) at end of year                         $24.33  $27.53  $34.91  $31.78  $32.55       $32.98
----------------------------------------------------------------------------------------------------------------------------
RATIOS (% of average net assets)
The ratios show the Fund's expenses and net investment income (loss)
Net expenses -- actual                                               1.5%    1.4%    1.3%    1.2%    1.2%         1.3%
Net investment income (loss) -- actual                              (0.3%)  (0.4%)   0.2%    1.8%    0.8%        (0.5%)
----------------------------------------------------------------------------------------------------------------------------
OTHER DATA
Total return shows how an investment in the fund would have performed over each year, assuming all distributions were reinvested. The turnover rate reflects how actively the fund bought and sold securities.
Total return %                                                      28.3%   15.8%   33.2%  (5.2)%    3.7%         2.2%
Net assets at end of year (millions of dollars)                    $ 29.0  $ 42.1  $ 95.0  $418.2  $266.9       $237.0
Portfolio turnover rate                                             45.6%   41.0%   49.8%   19.8%   29.4%         0.9%



*The figures above are from the Fund's predecessor fund, the Fasciano
 Fund, Inc., and except for the six month period ended December 31, 2000 have been audited by Arthur Andersen, LLP, the predecessor fund's independent public accountants. Their report, along with full financial statements, appears in the Fasciano Fund's most recent annual report (see back cover).


                      8  Neuberger Berman

YOUR INVESTMENT

SHARE PRICES
------------------------------------------------------------

SHARE PRICE CALCULATIONS [SIDEBAR]
The price of Investor Class Shares of the Fund is the total value of the assets attributable to Investor Class minus the liabilities attributable to that class, divided by the total number of Investor Class shares outstanding. (As of the date of this prospectus, the Fund has no other classes of shares outstanding). Because the value of the Fund's securities changes every business day, the share price usually changes as well.

When valuing portfolio securities, the Fund uses market prices. However, in rare cases, events that occur after certain markets have closed may render these prices unreliable.

When the Fund believes a market price does not reflect a security's true value, the Fund may substitute for the market price a fair-value estimate made according to methods approved by its trustees. The Fund may also use these methods to value certain types of illiquid securities.

Because Investor Class Shares of the Fund do not have sales charges, the price you pay for each share is the Fund's net asset value per share. The Fund pays you the full share price when you sell shares. If you use an investment provider, that provider may charge fees which are in addition to those described in this prospectus.

The Fund is open for business every day the New York Stock Exchange is open. The Exchange is closed on all national holidays and Good Friday; Fund shares will not be priced on those days. In general, every buy or sell order you place will go through at the next share price to be calculated after your order has been accepted (see "Maintaining Your Account" for instructions on placing orders). The Fund calculates its share price as of the end of regular trading on the Exchange on business days, usually 4:00 p.m. eastern time. If you use an investment provider, depending on when it accepts orders, it's possible that the Fund's share price could change on days when you are unable to buy or sell shares.

Because foreign markets may be open on days when U.S. markets are closed, the value of foreign securities owned by the Fund could change on days when you can't buy or sell shares. Remember, though, any purchase or sale takes place at the next share price calculated after your order is accepted.

                                       Your Investment   9

PRIVILEGES
AND SERVICES
------------------------------------------------------------

DOLLAR-COST AVERAGING [SIDEBAR]
Systematic investing allows you to take advantage of the principle of dollar-cost averaging. When you make regular investments of a given amount -- say, $100 a month -- you will end up investing at different share prices over time. When the share price is high, your $100 buys fewer shares; when the share price is low, your $100 buys more shares. Over time, this can help lower the average price you pay per share.

Dollar-cost averaging cannot guarantee you a profit or protect you from losses in a declining market. But it can be beneficial over the long term.

If you purchase Investor Class shares directly from Neuberger Berman Management, you have access to the services listed below. If you are purchasing shares through an investment provider, consult that provider for information about investment services.

SYSTEMATIC INVESTMENTS -- This plan lets you take advantage of dollar-cost averaging by establishing periodic investments of $100 a month or more. You choose the schedule and amount. Your investment money may come from a Neuberger Berman money market fund or your bank account.

SYSTEMATIC WITHDRAWALS -- This plan lets you arrange withdrawals of at least $100 from the Fund on a periodic schedule. You can also set up payments to distribute the full value of an account over a given time. While this service can be helpful to many investors, be aware that it could generate capital gains or losses.

ELECTRONIC BANK TRANSFERS -- When you sell Fund shares, you can have the money sent to your bank account electronically rather than mailed to you as a check. Please note that your bank must be a member of the Automated Clearing House, or ACH, system. This service is not available for retirement accounts.


INTERNET ACCESS -- At WWW.NBFUNDS.COM, you can make transactions, check your account, and access a wealth of information.


FUNDFONE-Registered Trademark- -- Get up-to-date performance and account information through our 24-hour automated service by calling 800-335-9366. If you already have an account with us, you can place orders to buy, sell, or exchange Fund shares.

                      10  Neuberger Berman

DISTRIBUTIONS
AND TAXES
------------------------------------------------------------

BUYING SHARES BEFORE
A DISTRIBUTION [SIDEBAR]
The money the Fund earns, either as income or as capital gains, is reflected in its share price until it distributes the money. At that time, the amount of the distribution is deducted from the share price. The amount of the distribution is either reinvested in additional Fund shares or paid to shareholders in cash.

Because of this, if you buy shares just before the Fund makes a distribution, you'll end up getting some of your investment back as a taxable distribution. You can avoid this situation by waiting to invest until after the record date for the distribution.

Generally, if you're investing in a tax-advantaged account, there are no tax consequences to you from a distribution.

DISTRIBUTIONS -- The Fund pays out to shareholders any net income and net capital gains. The Fund makes these distributions once a year (in December).

Unless you designate otherwise, your income and capital gain distributions from the Fund will be reinvested in the Fund. However, if you prefer you may:

- receive all distributions in cash

- reinvest capital gain distributions, but receive income distributions in cash


Distributions taken in cash can be sent to you by check or by electronic transfer to a designated bank account or invested in Investor Class shares of another NB fund of the same account registration. To take advantage of one of these options, please indicate your choice on your application. If you use an investment provider, you must consult its representative about whether your income and capital gain distributions from the Fund will be reinvested in the Fund or paid to you in cash.


HOW DISTRIBUTIONS ARE TAXED -- Except for tax-advantaged retirement accounts and other tax-exempt investors, all Fund distributions you receive are generally taxable to you, regardless of whether you take them in cash or reinvest them. Fund distributions to Roth IRAs, other individual retirement accounts and qualified retirement plans generally are tax free. Eventual withdrawals from a Roth IRA also may be tax free, while withdrawals from other retirement accounts and plans generally are subject to tax.

                                      Your Investment   11

DISTRIBUTIONS
AND TAXES CONTINUED
-------------------------------------------------------------------

TAXES AND YOU [SIDEBAR]
The taxes you actually owe on distributions and transactions can vary with many factors, such as your tax bracket, how long you held your shares, and whether you owe alternative minimum tax.

How can you figure out your tax liability on Fund distributions and share transactions? One helpful tool is the tax statement that we or your investment provider send you every January. It details the distributions you received during the past year and shows their tax status. A separate statement covers your share transactions.

Most importantly, consult your tax professional. Everyone's tax situation is different, and your professional should be able to help you answer any questions you may have.

Distributions are taxable in the year you receive them. In some cases, distributions you receive in January are taxable as if they had been paid the previous December 31. Your tax statement will help clarify this for you.

Income distributions and net short-term capital gain distributions are generally taxed as ordinary income. Distributions of other capital gains are generally taxed as long-term capital gains. The tax treatment of capital gain distributions depends on how long the Fund held the securities it sold, not when you bought your shares of the Fund, or whether you reinvested your distributions.

HOW SHARE TRANSACTIONS ARE TAXED -- When you sell or exchange Fund shares, you generally realize a taxable gain or loss. The exception, once again, is tax-advantaged retirement accounts.

                      12  Neuberger Berman

MAINTAINING YOUR
ACCOUNT
-------------------------------------------------------------------

BACKUP WITHHOLDING [SIDEBAR]
When sending in your application, it's important to provide your Social Security or other taxpayer ID number. If we don't have this number, the IRS requires the Fund to withhold 31% of all money you receive from the Fund, whether from selling shares or from distributions. We are also required to withhold 31% of all money you receive from distributions if the IRS tells us that you are subject to backup withholding.

If the appropriate ID number has been applied for but is not available (such as in the case of a custodial account for a newborn), you may open the account without a number. However, we must receive the number within 60 days in order to avoid backup withholding. For information on custodial accounts, call 800-877-9700.


WHEN YOU BUY SHARES -- Instructions for buying shares from Neuberger Berman Management are on pages 18 and 19. See the sidebars on pages 15 and 16 if you are buying shares through an investment provider. Whenever you make an initial investment in the Fund or add to an existing account (except with an automatic investment), you will be sent a statement confirming your transaction. All investments must be made in U.S. dollars, and investment checks must be drawn on a U.S. bank.



WHEN YOU SELL SHARES -- If you bought your shares from Neuberger Berman Management, instructions for selling shares are on pages 20 and 21. See the sidebars on pages 15 and 16 if you want to sell shares you purchased through an investment provider. You can place an order to sell some or all of your shares at any time. The proceeds from the shares you sold are generally sent out the next business day after your order is executed, and nearly always within three business days. There are two cases in which proceeds may be delayed beyond this time:


- in unusual circumstances where the law allows additional time if needed

- if a check you wrote to buy shares hasn't cleared by the time you sell those shares; clearance may take up to 15 days from the date of purchase

The Fund does not issue certificates for shares. If you have share certificates from prior purchases, please note that the only way to redeem share certificates is by sending in those certificates. Also, if you lose a certificate, you will be charged a fee to replace it.

If you think you may need to sell shares soon after buying them, you can avoid the check clearing time (which may be up to 15 days) by investing by wire or certified check.

                                      Your Investment   13

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

SIGNATURE GUARANTEES [SIDEBAR]
A signature guarantee is a guarantee that your signature is authentic.

Most banks, brokers, and other financial institutions can provide you with one. Some may charge a fee; others may not, particularly if you are a customer of theirs.

A notarized signature from a notary public is not a signature guarantee.

In some cases, you will have to place your order to sell shares in writing, and you will need a signature guarantee. These cases include:

- when selling more than $50,000 worth of shares

- when you want the check for the proceeds to be made out to someone other than an owner of record, or sent somewhere other than the address of record

- when you want the proceeds sent by wire or electronic transfer to a bank account you have not designated in advance

When selling shares in an account that you do not intend to close, be sure to leave at least $1,000 worth of shares in the account. Otherwise, the Fund has the right to request that you bring the balance back up to the minimum level. If you have not done so within 60 days, we may close your account and send you any proceeds by mail.

UNCASHED CHECKS -- We do not pay interest on uncashed checks from Fund distributions or the sale of Fund shares. We are not responsible for checks after they are sent to you. After allowing a reasonable time for delivery, please call us if you have not received an expected check. While we cannot track a check, we may make arrangements for replacement.

STATEMENTS AND CONFIRMATIONS -- Please review your account statements and confirmations carefully as soon as you receive them. You must contact us within 30 days if you have any questions or notice any discrepancies. Otherwise, you may adversely affect your right to make a claim about the transaction(s).

                      14  Neuberger Berman

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------

INVESTMENT PROVIDERS [SIDEBAR]

The Investor Class shares available in this prospectus may also be purchased through certain investment providers such as banks, brokerage firms, workplace retirement programs, and financial advisers.



The fees and policies outlined in this prospectus are set by the Fund and by Neuberger Berman Management. However, if you use an investment provider, most of the information you'll need for maintaining your account will come from that provider. This includes information on how to buy and sell shares, investor services, and additional policies.



WHEN YOU EXCHANGE SHARES -- You can move money from the Fund to another Neuberger Berman fund through an exchange of shares, or by electing to use your cash distributions from the Fund to purchase Investor Class shares of another Neuberger Berman fund. There are three things to remember when making an exchange:


- both accounts must have the same registration

- you will need to observe the minimum investment and minimum account balance requirements for the fund accounts involved

- because an exchange is a sale for tax purposes, consider any tax consequences before placing your order

The exchange privilege can be withdrawn from any investor that we believe is trying to "time the market" or is otherwise making exchanges that we judge to be excessive. Frequent exchanges can interfere with fund management and affect costs and performance for other shareholders.

PLACING ORDERS BY TELEPHONE -- Fund investors have the option of placing telephone orders, subject to certain restrictions. On non-retirement accounts, this option is available to you unless you indicate on your account application (or in a subsequent letter to us or to State Street Bank and Trust Company) that you don't want it.

Whenever we receive a telephone order, we take steps to make sure the order is legitimate. These may include asking for identifying information and recording the call. As long as the Fund and its representatives take

                                      Your Investment   15

MAINTAINING YOUR
ACCOUNT CONTINUED
-------------------------------------------------------------------


INVESTMENT PROVIDERS


(CONTINUED) [SIDEBAR]

If you use an investment provider, you must contact that provider to buy or sell shares of the Fund described in this prospectus.


Most investment providers allow you to take advantage of the Neuberger Berman fund exchange program, which is designed for moving money from one Neuberger Berman fund to another through an exchange of shares. See page 15 for more information.


reasonable measures to verify the authenticity of calls, investors may be responsible for any losses caused by unauthorized telephone orders.

In unusual circumstances, it may be difficult to place an order by phone. In these cases, consider sending your order by fax or express delivery.

OTHER POLICIES -- Under certain circumstances, the Fund reserves the right to:

- suspend the offering of shares

- reject any exchange or investment order

- change, suspend, or revoke the exchange privilege

- suspend the telephone order privilege

- satisfy an order to sell fund shares with securities rather than cash, for certain very large orders

- suspend or postpone your right to sell fund shares on days when trading on the New York Stock Exchange is restricted, or as otherwise permitted by the SEC

- change its investment minimums or other requirements for buying and selling, or waive any minimums or requirements for certain investors

                      16  Neuberger Berman

                 (This page has been left blank intentionally.)

BUYING SHARES

Method      Things to know

-----------------------------------------------------------------------------
SENDING US A CHECK

Your first investment must be at least $1,000

Additional investments can be as little as $100

We cannot accept cash, money orders, starter checks, or travelers checks

You will be responsible for any losses or fees resulting from a bad check; if necessary, we may sell other shares belonging to you in order to cover these losses

All checks must be made out to "Neuberger Berman Funds;" we cannot accept checks made out to you or other parties and signed over to us

-----------------------------------------------------------------------------
WIRING MONEY

All wires must be for at least $1,000

-----------------------------------------------------------------------------
EXCHANGING FROM
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
BY TELEPHONE

We do not accept phone orders for a first investment

Additional investments must be for at least $1,000


Shares will be purchased at the time we receive your money


Not available on retirement accounts

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
INVESTMENTS

All investments must be at least $100

                      18  Neuberger Berman

RETIREMENT PLANS [SIDEBAR]
We offer investors a number of tax-advantaged plans for retirement saving:

TRADITIONAL IRAS allow money to grow tax-deferred until you take it out at retirement. Contributions are deductible for some investors, but even when they're not, an IRA can be beneficial.

ROTH IRAS offer tax-free growth like a traditional IRA, but instead of tax-deductible contributions, the withdrawals are tax-free for investors who meet certain requirements.

Also available: SEP-IRA, SIMPLE, Keogh, and other types of plans. Consult your tax professional to find out which types of plans may be beneficial for you, then call 800-877-9700 for information on any Neuberger Berman retirement plan.

Instructions

----------------------------------------------------

Fill out the application and enclose your check

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Before wiring any money, call 800-877-9700 for an order confirmation

Have your financial institution send your wire to State Street Bank and Trust Company

Include your name, the fund name, your account number and other information as requested

----------------------------------------------------

Call 800-877-9700 to place your order


To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366


----------------------------------------------------


Call 800-877-9700 to notify us of your purchase



Immediately follow up with a wire or electronic transfer



To add shares to an existing account using FUNDFONE-Registered Trademark-, call 800-335-9366


----------------------------------------------------

Call 800-877-9700 for instructions

                                      Your Investment   19

SELLING SHARES

Method      Things to know

-----------------------------------------------------------------------------
SENDING US A LETTER

Unless you tell us otherwise, we will mail your proceeds by check to the address of record, payable to the registered owner(s)

If you have designated a bank account on your application, you can request that we wire the proceeds to this account; if the total balance in all of your Neuberger Berman fund accounts is less than $200,000, you will be charged an $8.00 fee

You can also request that we send the proceeds to your designated bank account by electronic transfer without fee

You may need a signature guarantee

-----------------------------------------------------------------------------
SENDING US A FAX

For amounts of up to $50,000

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
CALLING IN YOUR ORDER

All phone orders to sell shares must be for at least $1,000, unless you are closing out an account

Not available if you have declined the phone option or are selling shares in a retirement account

Not available if you have changed the address on the account by phone, fax, or postal address change in the past 15 days

-----------------------------------------------------------------------------
EXCHANGING INTO
ANOTHER FUND

All exchanges must be for at least $1,000

Both accounts involved must be registered in the same name, address and tax ID number

An exchange order cannot be cancelled or changed once it has been placed

-----------------------------------------------------------------------------
SETTING UP SYSTEMATIC
WITHDRAWALS

For accounts with at least $5,000 worth of shares in them

Withdrawals must be at least $100

-----------------------------------------------------------------------------
REDEMPTION FEE

There is no redemption fee for Fund shares.

                      20  Neuberger Berman

[sidebar]

INTERNET CONNECTION

Investors with Internet access can enjoy many valuable and time-saving features by visiting us on the World Wide Web at WWW.NBFUNDS.COM.



The site offers complete information on all NB funds, current performance data, as well as relevant news items, tax information, portfolio manager interviews, and related articles.


As a Neuberger Berman funds shareholder, you can use the web site to access account information and even make secure transactions -- 24 hours a day.

Instructions

----------------------------------------------------

Send us a letter requesting us to sell shares signed by all registered owners; include your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

If regular first-class mail, address to:
NEUBERGER BERMAN FUNDS
BOSTON SERVICE CENTER
P.O. BOX 8403
BOSTON, MA 02266-8403

If express delivery, registered mail, or certified mail, send to:
NEUBERGER BERMAN FUNDS
C/O STATE STREET BANK AND TRUST COMPANY
66 BROOKS DRIVE
BRAINTREE, MA 02184-3839

----------------------------------------------------

Write a request to sell shares as described above

Call 800-877-9700 to obtain the correct fax number

----------------------------------------------------

Call 800-877-9700 to place your order

Give your name, account number, the fund name, the dollar amount or number of shares you want to sell, and any other instructions

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------

Call 800-877-9700 to place your order

To place an order using FUNDFONE-Registered Trademark-, call 800-335-9366

----------------------------------------------------


See page 10 or call 800-877-9700 for more information


                                      Your Investment   21

FUND STRUCTURE
------------------------------------------------------------

CONVERSION TO THE EURO [SIDEBAR]

Like other mutual funds, the Fund could be affected by problems relating to the conversion of European currencies into the Euro, which extends from 1/1/99 to 7/1/02.



At Neuberger Berman, we are taking steps to ensure that our own computer systems are compliant with Euro issues and to determine that the systems used by our major service providers are also compliant. We are also making efforts to determine whether companies in the Fund's portfolio will be affected by this issue.


At the same time, it is impossible to know whether the ongoing conversion, which could disrupt fund operations and investments if problems arise, has been adequately addressed until the conversion is completed.

The Fund uses a "multiple class" structure. As of the date of this prospectus, the Fund offers one class of shares, the Investor Class.

                      22  Neuberger Berman

OBTAINING INFORMATION [SIDEBAR]
You can obtain a shareholder report, SAI, and other information from:

NEUBERGER BERMAN
MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
212-476-8800

Web site:
www.nbfunds.com
Email:
questions@nbfunds.com

You can also request copies of this information from the SEC for the cost of a duplicating fee by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington DC 20549-0102. They are also available from the EDGAR Database on the SEC's website at www.sec.gov.

You may also view and copy the documents at the SEC's Public Reference Room in Washington. Call 202-942-8090 for information about the operation of the Public Reference Room.

NEUBERGER BERMAN FASCIANO FUND INVESTOR CLASS SHARES

- No load

- No sales charges

- No 12b-1 fees

If you'd like further details on this Fund, you can request a free copy of the following documents:

SHAREHOLDER REPORTS -- Published twice a year, the shareholder reports offer information about the fund's recent performance, including:

- a discussion by the portfolio manager about strategies and market conditions

- fund performance data and financial statements

- complete portfolio holdings

STATEMENT OF ADDITIONAL INFORMATION -- The SAI contains more comprehensive information on this Fund, including:

- various types of securities and practices, and their risks

- investment limitations and additional policies

- information about the Fund's management and business structure

The SAI is hereby incorporated by reference into this prospectus, making it legally part of the prospectus.

Investment manager:
NEUBERGER BERMAN MANAGEMENT INC.
Sub-adviser:
NEUBERGER BERMAN, LLC

[LOGO]

NEUBERGER BERMAN MANAGEMENT INC.
605 Third Avenue 2nd Floor
New York, NY 10158-0180

[RECYCLE LOGO] B0027 03/01                              SEC file number: 811-582

--------------------------------------------------------------------------------

                         NEUBERGER BERMAN FASCIANO FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                              Investor Class Shares

                              DATED: MARCH 24, 2001
--------------------------------------------------------------------------------

              605 Third Avenue, 2nd Floor, New York, NY 10158-0180
                             Toll Free 800-877-9700


      Neuberger Berman FASCIANO Fund ("Fund") is a mutual fund that offers shares pursuant to a Prospectus dated March 24, 2001,

      The Prospectus for the Investor Class Shares provides more information about the Fund that an investor should know before investing. You can get a free copy of the Prospectus from Neuberger Berman Management Inc. ("NB Management"), 605 Third Avenue, 2nd Floor, New York, NY 10158-0180, or by calling 800-877-9700. You should read the prospectus carefully before investing.


      This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Prospectus for your share class.

      No person has been authorized to give any information or to make any representations not contained in the Prospectus or in this SAI in connection with the offering made by the Prospectus, and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this SAI do not constitute an offering by the Fund or its distributor in any jurisdiction in which such offering may not lawfully be made.


      The "Neuberger Berman" name and logo are service marks of Neuberger Berman, LLC. "Neuberger Berman Management Inc." and the fund names in this SAI are either service marks or registered trademarks of NB Management.(C)2001 Neuberger Berman Management Inc. All rights reserved.

                                TABLE OF CONTENTS

                                                                            PAGE

   INVESTMENT INFORMATION....................................................1

   INVESTMENT POLICIES AND LIMITATIONS.......................................1

   CASH MANAGEMENT AND TEMPORARY DEFENSIVE

   POSITIONS.................................................................3

   INVESTMENT INSIGHT........................................................3

PERFORMANCE INFORMATION.....................................................22

   COMPARATIVE INFORMATION..................................................23

   OTHER PERFORMANCE INFORMATION............................................24

CERTAIN RISK CONSIDERATIONS.................................................25

TRUSTEES AND OFFICERS.......................................................25

INVESTMENT MANAGEMENT AND ADMINISTRATION
SERVICES....................................................................34

   INVESTMENT MANAGER AND ADMINISTRATOR.....................................34

   MANAGEMENT AND ADMINISTRATION FEES.......................................35

   SUB-ADVISER..............................................................35

   INVESTMENT COMPANIES MANAGED.............................................36

   CODES OF ETHICS..........................................................38

   MANAGEMENT AND CONTROL OF NB MANAGEMENT AND
   NEUBERGER BERMAN.........................................................38

DISTRIBUTION ARRANGEMENTS...................................................39

ADDITIONAL PURCHASE INFORMATION.............................................39

   SHARE PRICES AND NET ASSET VALUE.........................................39

   AUTOMATIC INVESTING AND DOLLAR COST AVERAGING............................40

ADDITIONAL EXCHANGE INFORMATION.............................................40

ADDITIONAL REDEMPTION INFORMATION...........................................43

   SUSPENSION OF REDEMPTIONS................................................43

   REDEMPTIONS IN KIND......................................................44

DIVIDENDS AND OTHER DISTRIBUTIONS...........................................44

ADDITIONAL TAX INFORMATION..................................................45

   TAXATION OF THE FUND.....................................................45

   TAXATION OF THE FUND'S SHAREHOLDERS......................................47

FUND TRANSACTIONS...........................................................47

                                                                            PAGE

   PORTFOLIO TURNOVER.......................................................51

REPORTS TO SHAREHOLDERS.....................................................51

ORGANIZATION, CAPITALIZATION AND OTHER MATTERS..............................51

CUSTODIAN AND TRANSFER AGENT................................................52

INDEPENDENT AUDITORS........................................................52

LEGAL COUNSEL...............................................................52

CONTROL PERSONS AND PRINCIPAL HOLDERS OF
SECURITIES..................................................................52

FINANCIAL STATEMENTS........................................................53



APPENDIX A: RATINGS OF CORPORATE BONDS AND
COMMERCIAL PAPER...........................................................A-1

                             INVESTMENT INFORMATION

       The Fund is a separate operating series of Neuberger Berman Equity Funds ("Trust"), a Delaware business trust that is registered with the Securities and Exchange Commission ("SEC") as a diversified, open-end management investment company.


       On March 24, 2001, the Fund assumed all the assets and liabilities of the Fasciano Fund, Inc. Prior to that date, the Neuberger Berman Fasciano Fund had no operations. Financial and performance information in this SAI is that of the predecessor fund.


       The following information supplements the discussion in the Prospectus of the investment objective, policies, and limitations of the Fund. The investment objective and, unless otherwise specified, the investment policies and limitations of the Fund are not fundamental. Any investment objective, policy or limitation that is not fundamental may be changed by the trustees of the Trust ("Fund Trustees") without shareholder approval. The fundamental investment policies and limitations of the Fund may not be changed without the approval of the lesser of:

       (1) 67% of the total units of beneficial interest ("shares") of the Fund represented at a meeting at which more than 50% of the outstanding Fund shares are represented or

       (2)  a  majority  of the  outstanding  shares of the Fund.

       These percentages are required by the Investment Company Act of 1940 ("1940 Act") and are referred to in this SAI as a "1940 Act majority vote."

INVESTMENT POLICIES AND LIMITATIONS


      Except as set forth in the limitation on borrowing, any investment policy or limitation that involves a maximum percentage of securities or assets will not be considered exceeded unless the percentage limitation is exceeded immediately after, and because of, a transaction by the Fund.


      The Fund's fundamental investment policies and limitations are as follows:

      1. BORROWING. The Fund may not borrow money, except that it may (i) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (ii) enter into reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33-1/3% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings). If at any time borrowings exceed 33-1/3% of the value of the Fund's total assets, it will reduce its borrowings within three days (excluding Sundays and holidays) to the extent necessary to comply with the 33-1/3% limitation.

      2. COMMODITIES. The Fund may not purchase physical commodities or contracts thereon, unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing futures contracts or options (including options on futures contracts, but excluding options or futures contracts on physical commodities) or from investing in securities of any kind.

      3. DIVERSIFICATION. The Fund may not, with respect to 75% of the value of its total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities ("U.S. Government and Agency Securities"), or securities issued by other registered investment companies) if, as a result, (i) more than 5% of the value of the Fund's total assets would be invested in the securities of that issuer or (ii) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

      4. INDUSTRY CONCENTRATION. The Fund may not purchase any security if, as a result, 25% or more of its total assets (taken at current value) would be invested in the securities of issuers having their principal business activities in the same industry. This limitation does not apply to U.S. Government and Agency Securities.

      5. LENDING. The Fund may not lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets (taken at current value) would be lent to other parties, except, in accordance with its investment objective, policies, and limitations, (i) through the purchase of a portion of an issue of debt securities or (ii) by engaging in repurchase agreements.

      6. REAL ESTATE. The Fund may not purchase real estate unless acquired as a result of the ownership of securities or instruments, but this restriction shall not prohibit the Fund from purchasing securities issued by entities or investment vehicles that own or deal in real estate or interests therein or instruments secured by real estate or interests therein.

      7. SENIOR SECURITIES. The Fund may not issue senior securities, except as permitted under the 1940 Act.

      8. UNDERWRITING. The Fund may not underwrite securities of other issuers, except to the extent that the Fund, in disposing of portfolio securities, may be deemed to be an underwriter within the meaning of the Securities Act of 1933 ("1933 Act").

      For purposes of the limitation on commodities, the Fund does not consider foreign currencies or forward contracts to be physical commodities.

      The Fund has the following fundamental investment policy:

             Notwithstanding any other investment policy of the Fund, the Fund may invest all of its net investable assets (cash, securities, and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies, and limitations as the Fund.

      The following investment policies and limitations are non-fundamental:

      1. BORROWING. The Fund may not purchase securities if outstanding borrowings, including any reverse repurchase agreements, exceed 5% of its total assets.

      2. LENDING. Except for the purchase of debt securities and engaging in repurchase agreements, the Fund may not make any loans other than securities loans.

      3. MARGIN TRANSACTIONS. The Fund may not purchase securities on margin from brokers or other lenders, except that the Fund may obtain such short-term credits as are necessary for the clearance of securities transactions. Margin payments in connection with transactions in futures contracts and options on futures contracts shall not constitute the purchase of securities on margin and shall not be deemed to violate the foregoing limitation.

      4. FOREIGN SECURITIES. The Fund may not invest more than 20% of the value of its total assets in securities of foreign issuers, provided that this limitation shall not apply to foreign securities denominated in U.S. dollars, including American Depositary Receipts ("ADRs").

      5. ILLIQUID SECURITIES. The Fund may not purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities. Illiquid securities include securities that cannot be sold within seven days in the ordinary course of business for approximately the amount at which the Fund has valued the securities, such as repurchase agreements maturing in more than seven days.

      Although the Fund does not have policies limiting its investment in warrants, the Fund does not currently intend to invest in warrants unless acquired in units or attached to securities.

      CASH MANAGEMENT AND TEMPORARY DEFENSIVE POSITIONS. For temporary defensive purposes, or to manage cash pending investment or payout, the Fund may invest up to 100% of its total assets in cash and cash equivalents, U.S. Government and Agency Securities, commercial paper and certain other money market instruments, as well as repurchase agreements collateralized by the foregoing.

      Pursuant to an exemptive order received from the SEC, the Fund also may invest up to 25% of its total assets in shares of a money market fund managed by NB Management to manage uninvested cash and cash collateral received in connection with securities lending.

INVESTMENT INSIGHT

      Neuberger  Berman's   commitment  to  its  asset  management  approach  is
reflected in the more than $125 million the organization's employees and their families invested in the Neuberger Berman mutual funds.

      In advertisements, the Fund's allocation to a particular market sector(s) may be discussed as a way to demonstrate how the fund manager uncovers stocks that he perceives to fit the Fund's investment parameters. These discussions may include references to current or former holdings of the Fund.


      BRING BALANCE TO YOUR SMALL-CAP INVESTING: NEUBERGER BERMAN FASCIANO FUND Seeking Balance through Small-Cap Blend

Neuberger Berman Fasciano Fund seeks to invest in small, undervalued but growing companies, patiently holding them long term until they blossom. To find these stocks, the fund's portfolio manager, Michael Fasciano, looks for small companies that exhibit a blend of growth and value characteristics--high earnings growth potential, but trading at reasonable prices relative to their growth. He also looks for catalysts that he expects will improve a company's fundamentals and its stock price, such as a positive management change or a new product.

      FASCIANO INVESTORS CAN EXPECT:
        |X|   A balanced approach to small-cap investing
        |X|   An emphasis on companies with staying power
        |X|   Hands-on research

      The Fund's blended investment approach seeks to lower risk by diversifying across companies and industries with growth and value characteristics. It also provides a core small-cap foundation for adding other asset classes and investment styles, and may complement more aggressive investments within a diversified portfolio.

      QUOTE: "I practice small-cap investing for the `faint of heart.' By investing for the long term in rapidly-growing companies with reasonable stock prices, the considerable rewards of small-caps can be balanced with their higher risks."
      --MICHAEL FASCIANO, PORTFOLIO MANAGER, NEUBERGER BERMAN FASCIANO FUND

      A DISCIPLINED INVESTMENT STYLE

      Fasciano attributes his investment success to a highly disciplined stock selection technique. He focuses on smaller companies with market capitalizations of less than $1.5 billion. From this pool, he searches for reasonably priced stocks that he believes can increase earnings by 15% to 25% annually over the next three to five years. Fasciano believes that in the long run, consistently investing in stocks with a combination of growth and value characteristics can provide steady returns.

      Fasciano seeks companies with established franchises and long product cycles that will help sustain growth and maintain profit margins. His disciplined approach includes a six-point stock-picking approach that emphasizes: low debt, strong cash flow, consistent profitability, significant inside ownership, high annual earnings growth, and reasonable valuations.

      SMALL COMPANIES, SMALL PLANE, BUT BIG POTENTIAL: HANDS-ON RESEARCH

      A small-cap blend strategy requires extensive, in-depth research. Fasciano believes in taking a hands-on approach to the challenge. Several times a week, he pilots his own airplane to visit with the management of small companies around the country. His top priority is to determine the business climate for the company, but he also digs for information that indicates strong or improving long-term trends.

      RISK MANAGEMENT

      Small-caps' high potential rewards do not come without certain risks. Small companies may display higher levels of volatility and less liquidity than larger-sized companies. To help manage these risks, Fasciano concentrates on careful portfolio construction, building the portfolio from the bottom up, stock by stock. He typically diversifies assets across 60 to 80 individual stocks in a variety of industries, making a special effort to avoid highly volatile businesses.

      A strong sell discipline is an important aspect of risk management. That's why Fasciano carefully reviews stocks that have hit his target price. Stocks also become candidates for sale if a company management fails to execute its growth strategy or if revenue/earnings fall below expectations for an extended period.

      INVESTMENT PROCESS SUMMARY

      STOCK UNIVERSE - SELECTION CRITERIA - DIVERSIFIED PORTFOLIO Small-cap blend - Six-step approach - 60 to 80 stocks


      MEET THE MANAGER

      Michael Fasciano, CFA: Portfolio Manager, Neuberger Berman Fasciano Fund

      MICHAEL FASCIANO, Neuberger Berman Fasciano Fund Portfolio Manager, joined the firm in March 2001 when Neuberger Berman acquired the Fasciano Company, advisor to Fasciano Fund, a small-cap blend mutual fund. Fasciano, a highly respected Chicago-based money manager, launched his Fund in November 1988.

      A native of Queens, New York, Fasciano earned a B.S. and a MBA from the University of Wisconsin. He began his career as a securities broker in Milwaukee and in 1983 moved to Chicago, where he worked as an analyst for BCS Financial Corp., before starting his own investment firm. Fasciano is a member of the Investment Analysts Society of Chicago and holds the distinction of Chartered Financial Analyst. In his free time, Fasciano enjoys reading, golfing and piloting his plane.

      THINKING SMALL CAN LEAD TO BIG OPPORTUNITIES

      Throughout history, small companies with entrepreneurial spirit and innovative ideas have reshaped the world. Today's corporate giants like Microsoft, Wal-Mart, IBM and Coca-Cola began with a simple idea or a unique product and turned it into a great enterprise. Not every small company will grow to the sky, but the good ones can turn in year after year of steady growth. Well-managed small companies tend to be close to their customers. They're often more agile than huge corporations and can adapt to a changing business environment. And, because they're less well known than larger companies, these hidden gems may fall below Wall Street's radar.

      As with any investment that has the potential for high rewards, there are inherent risks associated with small-cap investing. Many small firms lack financial resources, which makes them vulnerable. Some fall prey to over-ambitious growth plans. But we believe that in-depth research can identify the strongest candidates. The Neuberger Berman Fasciano Fund aims to find small companies with staying power.

      CHART CAPTION: ADDING SMALL-CAPS MAY STRENGTHEN RETURNS

      Portfolios that include small-cap exposure offer the potential for increased long-term growth.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

[BAR CHART]

Hypothetical Allocation Portfolios
25-year period ending December 31, 2000
Growth of $1,000

80% Large Caps/20% Corporate Bonds/0% Small Caps = $27,958
70% Large Caps/20% Corporate Bonds/10% Small Caps = $30,196
60% Large Caps/20% Corporate Bonds/20% Small Caps = $32,424
50% Large Caps/20% Corporate Bonds/30% Small Caps = $34,619

[BAR CHART]

      Source: Ibbotson Associates and Lehman Brothers.1 NOTE: THE HYPOTHETICAL PORTFOLIOS WERE REBALANCED ANNUALLY. THE CHART ABOVE IS FOR ILLUSTRATION PURPOSES ONLY AND NOT INTENDED TO SHOW THE PERFORMANCE OF ANY NEUBERGER BERMAN FUND.

--------
1 The Lehman Aggregate Bond Index is an unmanaged index generally representative of intermediate-term government bonds, investment grade corporate debt securities and mortgage-backed securities. Large-cap stocks are defined as the S&P 500 Index, a market-value weighted index of 500 blue-chip stocks; it is considered to be a benchmark of the overall stock market. Small-cap stocks are defined as a portfolio of stocks represented by the fifth capitalization quintile of stocks on the New York Stock Exchange (NYSE) for 1976-1981 and the performance of the Dimensional Fund Advisors (DFA) Small Company Fund thereafter. The fund is a market value-weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange (AMEX) and the over-the-counter market (OTC) with the same or less capitalization as the upper boundary of the NYSE ninth decile.

      WHY INVEST IN SMALL-CAP BLEND?

      Whether you're saving for a child's education, your own retirement, or another long-term goal, a small-cap blend fund may help you reach your target. The Fasciano Fund's approach to small-cap blend:

      |X| Seeks lower risk by diversifying across companies and industries with growth and value characteristics

      |X| Maintains a consistent style; doesn't attempt to ride growth or value cycles

      |X| Provides a core small-cap foundation to which you can add other asset classes and investment styles

      |X|   Complements more aggressive investments within your portfolio

      UPSIDE POTENTIAL WITH DOWNSIDE PROTECTION

      Fasciano Fund's strategy has proven its worth, especially during unkind markets. Of course, past performance is no guarantee of future results.

                                            YEARLY RETURNS
                                       FASCIANO         RUSSELL
                                                        2000 2
--------------------------------------------------------------------------------
                        1989            22.45%          16.26%
                        1990            -1.18%         -19.48%
                        1991            35.08%          46.04%
                        1992             7.67%          18.41%
                        1993             8.08%          18.88%
                        1994             3.68%           -1.82
                        1995            31.12%          28.45%
                        1996            26.54%          16.49%
                        1997            21.51%          22.36%
                        1998             7.19%           -2.55%
                        1999             6.16%           21.26%
                        2000             1.70%           -3.02%




2 The Russell 2000 Index is an unmanaged index of U.S. Small-Cap Stocks. The Neuberger Berman Fasciano Fund is the successor to the Fasciano Fund, Inc. The information is for the predecessor, Fasciano Fund, Inc. 1.70%, 12.22%, and 14.29% were the average annual total returns for the 1-, 5- and 10- year periods ended 12/31/00. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.

Note: 1989 was the first full year of operation for the Fasciano Fund.

      GROWTH STOCKS. VALUE STOCKS. CAN'T DECIDE? TRY SMALL-CAP BLEND

      Many small-cap mutual funds look for stocks based on a style of investing: either growth or value. Growth funds generally look for stocks among the economy's fastest growing sectors, which have recently included technology and biotechnology. They are willing to pay higher prices for stocks with high growth potential. On the other hand, value funds like to shop for a good bargain. They too want to find growing companies, but seek less expensive entry points, usually among the stocks of companies in out-of-favor industries, or those suffering from short-term earnings concerns.

      Can't decide which style is right for you? Now there's no need to choose. Neuberger Berman Fasciano Fund targets the "sweet spot" between small-cap growth and small-cap value investing. This small-cap blend fund helps you balance the higher risks of investing in fast-growing companies with a more conservative style of hunting for bargain-priced stocks, by maintaining characteristics of both growth and value investing.

      DECIDING BETWEEN SMALL-CAP GROWTH AND VALUE JUST GOT EASIER. NEUBERGER BERMAN FASCIANO FUND


ADDITIONAL INVESTMENT INFORMATION

      The Fund may make the following investments, among others, some of which are part of the Fund's principal investment strategies and some of which are not. The principal risks of the Fund's principal strategies are discussed in the Prospectus. It may not buy all of the types of securities or use all of the investment techniques that are described.

      ILLIQUID SECURITIES. Illiquid securities are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. These may include unregistered or other restricted securities and repurchase agreements maturing in greater than seven days. Illiquid securities may also include commercial paper under section 4(2) of the 1933 Act, as amended, and Rule 144A securities (restricted securities that may be traded freely among qualified institutional buyers pursuant to an exemption from the registration requirements of the securities laws); these securities are considered illiquid unless NB Management, acting pursuant to guidelines established by the Trustees, determines they are liquid. Generally, foreign securities freely tradable in their principal market are not considered restricted or illiquid. Illiquid securities may be difficult for the Fund to value or dispose of due to the absence of an active trading market. The sale of some illiquid securities by the Fund may be subject to legal restrictions which could be costly to it.

      POLICIES AND LIMITATIONS. The Fund may invest up to 15% of its net assets in illiquid securities. The Fund has no current intention of investing in illiquid securities.

      REPURCHASE AGREEMENTS. In a repurchase agreement, the Fund purchases securities from a bank that is a member of the Federal Reserve System or from a securities dealer that agrees to repurchase the securities from the Fund at a higher price on a designated future date. Repurchase agreements generally are for a short period of time, usually less than a week. Costs, delays, or losses could result if the selling party to a repurchase agreement becomes bankrupt or otherwise defaults. NB Management monitors the creditworthiness of sellers.

      POLICIES AND LIMITATIONS. Repurchase agreements with a maturity of more than seven days are considered to be illiquid securities. The Fund may not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid securities. The Fund may enter into a repurchase agreement only if (1) the underlying securities are of a type that the Fund's investment policies and limitations would allow it to purchase directly, (2) the market value of the underlying securities, including accrued interest, at all times equals or exceeds the repurchase price, and (3) payment for the underlying securities is made only upon satisfactory evidence that the securities are being held for the Fund's account by its custodian or a bank acting as the Fund's agent.

      SECURITIES LOANS. The Fund may lend securities to banks, brokerage firms, and other institutional investors judged creditworthy by NB Management, provided that cash or equivalent collateral, equal to at least 100% of the market value of the loaned securities, is continuously maintained by the borrower with the Fund. The Fund may invest the cash collateral and earn income, or it may receive an agreed upon amount of interest income from a borrower who has delivered equivalent collateral. During the time securities are on loan, the borrower will pay the Fund an amount equivalent to any dividends or interest paid on such securities. These loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker. The Fund does not have the right to vote securities on loan, but would terminate the loan and regain the right to vote if that were considered important with respect to the investment. NB Management believes the risk of loss on these transactions is slight because, if a borrower were to default for any reason, the collateral should satisfy the obligation. However, as with other extensions of secured credit, loans of Fund securities involve some risk of loss of rights in the collateral should the borrower fail financially.

      POLICIES AND LIMITATIONS. The Fund may lend its securities with a value not exceeding 33-1/3% of its total assets to banks, brokerage firms, or other institutional investors judged creditworthy by NB Management. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing collateral in a form determined to be satisfactory by the Trustees. The collateral, which must be marked to market daily, must be equal to at least 100% of the market value of the loaned securities, which will also be marked to market daily.

      RESTRICTED SECURITIES AND RULE 144A Securities. The Fund may invest in restricted securities, which are securities that may not be sold to the public without an effective registration statement under the 1933 Act. Before they are registered, such securities may be sold only in a privately negotiated transaction or pursuant to an exemption from registration. In recognition of the increased size and liquidity of the institutional market for unregistered securities and the importance of institutional investors in the formation of capital, the SEC has adopted Rule 144A under the 1933 Act. Rule 144A is designed to facilitate efficient trading among institutional investors by permitting the sale of certain unregistered securities to qualified institutional buyers. To the extent privately placed securities held by the Fund qualify under Rule 144A and an institutional market develops for those securities, the Fund likely will be able to dispose of the securities without registering them under the 1933 Act. To the extent that institutional buyers become, for a time, uninterested in purchasing these securities, investing in Rule 144A securities could increase the level of the Fund's illiquidity. NB Management, acting under guidelines established by the Trustees, may determine that certain securities qualified for trading under Rule 144A are liquid. Regulation S under the 1933 Act permits the sale abroad of securities that are not registered for sale in the United States.

      Where registration is required, the Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities for which no market exists are priced by a method that the Trustees believe accurately reflects fair value.

      POLICIES AND LIMITATIONS. To the extent restricted securities, including Rule 144A securities, are illiquid, purchases thereof will be subject to the Fund's 15% limit on investments in illiquid securities.

      REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the Fund sells portfolio securities subject to its agreement to repurchase the securities at a later date for a fixed price reflecting a market rate of interest. There is a risk that the counter-party to a reverse repurchase agreement will be unable or unwilling to complete the transaction as scheduled, which may result in losses to the Fund.

      POLICIES AND LIMITATIONS. Reverse repurchase agreements are considered borrowings for purposes of the Fund's investment policies and limitations concerning borrowings. While a reverse repurchase agreement is outstanding, the Fund will deposit in a segregated account with its custodian cash or appropriate liquid securities, marked to market daily, in an amount at least equal to the Fund's obligations under the agreement.


      FOREIGN SECURITIES. The Fund may invest in U.S. dollar-denominated securities of foreign issuers and foreign branches of U.S. banks, including negotiable certificates of deposit ("CDs"), bankers' acceptances and commercial paper. Foreign issuers are issuers organized and doing business principally outside the U.S. and include banks, non-U.S. governments, and quasi-governmental organizations. While investments in foreign securities are intended to reduce risk by providing further diversification, such investments involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States.

      The Fund also may invest in equity, debt, or other income-producing securities that are denominated in or indexed to foreign currencies, including
(1) common and preferred stocks, (2) CDs, commercial paper, fixed time deposits, and bankers' acceptances issued by foreign banks, (3) obligations of other corporations, and (4) obligations of foreign governments and their subdivisions, agencies, and instrumentalities, international agencies, and supranational entities. Investing in foreign currency denominated securities involves the special risks associated with investing in non-U.S. issuers, as described in the preceding paragraph, and the additional risks of (1) adverse changes in foreign exchange rates, and (2) adverse changes in investment or exchange control regulations (which could prevent cash from being brought back to the United States). Additionally, dividends and interest payable on foreign securities (and gains realized on disposition thereof) may be subject to foreign taxes, including taxes withheld from those payments. Commissions on foreign securities exchanges are often at fixed rates and are generally higher than negotiated commissions on U.S. exchanges, although the Fund endeavors to achieve the most favorable net results on its transactions.

      Foreign securities often trade with less frequency and in less volume than domestic securities and therefore may exhibit greater price volatility. Additional costs associated with an investment in foreign securities may include higher custodial fees than apply to domestic custody arrangements and transaction costs of foreign currency conversions.

      Foreign markets also have different clearance and settlement procedures. In certain markets, there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in settlement could result in temporary periods when a portion of the assets of the Fund are uninvested and no return is earned thereon. The inability of the Fund to make intended security purchases due to settlement problems could cause it to miss attractive investment opportunities. Inability to dispose of Fund securities due to settlement problems could result in losses to the Fund due to subsequent declines in value of the securities or, if the Fund has entered into a contract to sell the securities, could result in possible liability to the purchaser.

      Interest rates prevailing in other countries may affect the prices of foreign securities and exchange rates for foreign currencies. Local factors, including the strength of the local economy, the demand for borrowing, the government's fiscal and monetary policies, and the international balance of payments, often affect interest rates in other countries. Individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, and balance of payments position.


      The Fund may invest in American Depositary Receipts (ADRs), European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs). ADRs (sponsored or unsponsored) are receipts typically issued by a U.S. bank or trust company evidencing its ownership of the underlying foreign securities. Most ADRs are denominated in U.S. dollars and are traded on a U.S. stock exchange. However, they are subject to the risk of fluctuation in the currency exchange rate if, as is often the case, the underlying securities are denominated in a foreign currency. Issuers of the securities underlying sponsored ADRs, but not unsponsored ADRs, are contractually obligated to disclose material information in the United States. Therefore, the market value of unsponsored ADRs may not reflect the effect of such information. EDRs and IDRs are receipts typically issued by a European bank or trust company evidencing its ownership of the underlying foreign securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing its ownership of the underlying foreign securities and are often denominated in U.S. dollars.


POLICIES AND LIMITATIONS. To limit the risks inherent in investing in foreign currency denominated securities, the Fund may not purchase foreign currency denominated securities if, as a result, more than 20% of its total assets (taken at market value) would be invested in such securities. Within those limitations, however, the Fund is not restricted in the amount it may invest in securities denominated in any one foreign currency.

      Investments in securities of foreign issuers are subject to the Fund's quality standards. The Fund may invest only in securities of issuers in countries whose governments are considered stable by NB Management.


       FUTURES, OPTIONS ON FUTURES, OPTIONS ON SECURITIES AND INDICES, AND
            FORWARD CONTRACTS (COLLECTIVELY, "FINANCIAL INSTRUMENTS")


      FUTURES CONTRACTS AND OPTIONS THEREON. The Fund may purchase and sell interest rate futures contracts, stock and bond index futures contracts, and foreign currency futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against changes in prevailing currency exchange rates. Because the futures markets may be more liquid than the cash markets, the use of futures contracts permits the Fund to enhance portfolio liquidity and maintain a defensive position without having to sell portfolio securities. The Fund views investment in (i) interest rate and securities index futures and options thereon as a maturity management device and/or a device to reduce risk or preserve total return in an adverse environment for the hedged securities, and (ii) foreign currency futures and options thereon as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies that are held or intended to be acquired by the portfolio.

      For purposes of managing cash flow, the Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon, to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      A "sale" of a futures contract (or a "short" futures position) entails the assumption of a contractual obligation to deliver the securities or currency underlying the contract at a specified price at a specified future time. A "purchase" of a futures contract (or a "long" futures position) entails the assumption of a contractual obligation to acquire the securities or currency underlying the contract at a specified price at a specified future time. Certain futures, including stock and bond index futures, are settled on a net cash payment basis rather than by the sale and delivery of the securities underlying the futures.

      U.S. futures contracts (except certain currency futures) are traded on exchanges that have been designated as "contract markets" by the CFTC; futures transactions must be executed through a futures commission merchant that is a member of the relevant contract market. In both U.S. and foreign markets, an exchange's affiliated clearing organization guarantees performance of the contracts between the clearing members of the exchange.

      Although futures contracts by their terms may require the actual delivery or acquisition of the underlying securities or currency, in most cases the contractual obligation is extinguished by being offset before the expiration of the contract. A futures position is offset by buying (to offset an earlier sale) or selling (to offset an earlier purchase) an identical futures contract calling for delivery in the same month. This may result in a profit or loss. While futures contracts entered into by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for it to do so.

      "Margin" with respect to a futures contract is the amount of assets that must be deposited by the Fund with, or for the benefit of, a futures commission merchant in order to initiate and maintain the Fund's futures positions. The margin deposit made by the Fund when it enters into a futures contract ("initial margin") is intended to assure its performance of the contract. If the price of the futures contract changes -- increases in the case of a short (sale) position or decreases in the case of a long (purchase) position -- so that the unrealized loss on the contract causes the margin deposit not to satisfy margin requirements,  the Fund will be required to make an  additional  margin  deposit
("variation margin"). However, if favorable price changes in the futures contract cause the margin deposit to exceed the required margin, the excess will be paid to the Fund. In computing its NAV, the Fund marks to market the value of its open futures positions. The Fund also must make margin deposits with respect to options on futures that it has written (but not with respect to options on futures that it has purchased). If the futures commission merchant holding the margin deposit goes bankrupt, the Fund could suffer a delay in recovering its funds and could ultimately suffer a loss.

      An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer's futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. Options on futures have characteristics and risks similar to those of securities options, as discussed herein.

      Although the Fund believes that the use of futures contracts will benefit it, if NB Management's judgment about the general direction of the markets or about interest rate or currency exchange rate trends is incorrect, the Fund's overall return would be lower than if it had not entered into any such contracts. The prices of futures contracts are volatile and are influenced by, among other things, actual and anticipated changes in interest or currency exchange rates, which in turn are affected by fiscal and monetary policies and by national and international political and economic events. At best, the correlation between changes in prices of futures contracts and of securities being hedged can be only approximate due to differences between the futures and securities markets or differences between the securities or currencies underlying the Fund's futures position and the securities held by or to be purchased for the Fund. The currency futures market may be dominated by short-term traders seeking to profit from changes in exchange rates. This would reduce the value of such contracts used for hedging purposes over a short-term period. Such distortions are generally minor and would diminish as the contract approaches maturity.

      Because of the low margin deposits required, futures trading involves an extremely high degree of leverage; as a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, or gain, to the investor. Losses that may arise from certain futures transactions are potentially unlimited.

      Most U.S. futures exchanges limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day; once the daily limit has been reached, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day, however; it thus does not limit potential losses. In fact, it may increase the risk of loss, because prices can move to the daily limit for several consecutive trading days with little or no trading, thereby preventing liquidation of unfavorable futures and options positions and subjecting traders to substantial losses. If this were to happen with respect to a position held by a Fund, it could have an adverse impact on the NAV of the Fund.

      POLICIES AND LIMITATIONS. The Fund may purchase and sell futures contracts and may purchase and sell options thereon in an attempt to hedge against changes in the prices of securities or, in the case of foreign currency futures and options thereon, to hedge against prevailing currency exchange rates. The Fund does not engage in transactions in futures and options on futures for speculation.

      The Fund may purchase and sell stock index futures contracts, and may purchase and sell options thereon. For purposes of managing cash flow, the managers may use such futures and options to increase the funds' exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      CALL OPTIONS ON SECURITIES. The Fund may write covered call options and may purchase call options on securities. The purpose of writing call options is to hedge (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV) or to earn premium income. Portfolio securities on which call options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective.

      When the Fund writes a call option, it is obligated to sell a security to a purchaser at a specified price at any time until a certain date if the purchaser decides to exercise the option. The Fund receives a premium for writing the call option. So long as the obligation of the call option continues, the Fund may be assigned an exercise notice, requiring it to deliver the underlying security against payment of the exercise price. The Fund may be obligated to deliver securities underlying an option at less than the market price.

      The writing of covered call options is a conservative investment technique that is believed to involve relatively little risk but is capable of enhancing the Fund's total return. When writing a covered call option, the Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security above the exercise price, but conversely retains the risk of loss should the price of the security decline.

      If a call option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium; however, that gain may be offset by a decline in the market value of the underlying security during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security.

      When the Fund purchases a call option, it pays a premium for the right to purchase a security from the writer at a specified price until a specified date.

      POLICIES AND LIMITATIONS. The Fund may write covered call options and may purchase call options on securities. The Fund may also write covered call options and may purchase call options in related closing transactions. The Fund writes only "covered" call options on securities it owns (in contrast to the writing of "naked" or uncovered call options, which the Fund will not do).

      The Fund would purchase a call option to offset a previously written call option. The Fund also may purchase a call option to protect against an increase in the price of the securities it intends to purchase.

      PUT OPTIONS ON SECURITIES. The Fund may write and purchase put options on securities. The Fund will receive a premium for writing a put option, which obligates the Fund to acquire a security at a certain price at any time until a certain date if the purchaser decides to exercise the option. The Fund may be obligated to purchase the underlying security at more than its current value.

      When the Fund purchases a put option, it pays a premium to the writer for the right to sell a security to the writer for a specified amount at any time until a certain date. The Fund would purchase a put option in order to protect itself against a decline in the market value of a security it owns.

      Portfolio securities on which put options may be written and purchased by the Fund are purchased solely on the basis of investment considerations consistent with the Fund's investment objective. When writing a put option, the Fund, in return for the premium, takes the risk that it must purchase the underlying security at a price that may be higher than the current market price of the security. If a put option that the Fund has written expires unexercised, the Fund will realize a gain in the amount of the premium.

      POLICIES AND LIMITATIONS. The Fund generally writes and purchases put options on securities for hedging purposes (i.e., to reduce, at least in part, the effect of price fluctuations of securities held by the Fund on its NAV).

      GENERAL INFORMATION ABOUT SECURITIES OPTIONS. The exercise price of an option may be below, equal to, or above the market value of the underlying security at the time the option is written. Options normally have expiration dates between three and nine months from the date written. American-style options are exercisable at any time prior to their expiration date. The obligation under any option written by the Fund terminates upon expiration of the option or, at an earlier time, when the Fund offsets the option by entering into a "closing purchase transaction" to purchase an option of the same series. If an option is purchased by the Fund and is never exercised or closed out, the Fund will lose the entire amount of the premium paid.

      Options are traded both on U.S. national securities exchanges and in the over-the-counter ("OTC") market. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed; the clearing organization in effect guarantees completion of every exchange-traded option. In contrast, OTC options are contracts between the Fund and a counter-party, with no clearing organization guarantee. Thus, when the Fund sells (or purchases) an OTC option, it generally will be able to "close out" the option prior to its expiration only by entering into a closing transaction with the dealer to whom (or from whom) the Fund originally sold (or purchased) the option. There can be no assurance that the Fund would be able to liquidate an OTC option at any time prior to expiration. Unless the Fund is able to effect a closing purchase transaction in a covered OTC call option it has written, it will not be able to liquidate securities used as cover until the option expires or is exercised or until different cover is substituted. In the event of the counter-party's insolvency, the Fund may be unable to liquidate its options position and the associated cover. NB Management monitors the creditworthiness of dealers with which the Fund may engage in OTC options transactions.

      The premium received (or paid) by the Fund when it writes (or purchases) an option is the amount at which the option is currently traded on the applicable market. The premium may reflect, among other things, the current market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the length of the option period, the general supply of and demand for credit, and the interest rate environment. The premium received by the Fund for writing an option is recorded as a liability on the Fund's statement of assets and liabilities. This liability is adjusted daily to the option's current market value.

      Closing transactions are effected in order to realize a profit (or minimize a loss) on an outstanding option, to prevent an underlying security from being called, or to permit the sale or the put of the underlying security. Furthermore, effecting a closing transaction permits the Fund to write another call option on the underlying security with a different exercise price or expiration date or both. There is, of course, no assurance that the Fund will be able to effect closing transactions at favorable prices. If the Fund cannot enter into such a transaction, it may be required to hold a security that it might otherwise have sold (or purchase a security that it would not have otherwise bought), in which case it would continue to be at market risk on the security.

      The Fund will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from writing the call or put option. Because increases in the market price of a call option generally reflect increases in the market price of the underlying security, any loss resulting from the repurchase of a call option is likely to be offset, in whole or in part, by appreciation of the underlying security owned by the Fund; however, the Fund could be in a less advantageous position than if it had not written the call option.

      The Fund pays brokerage commissions or spreads in connection with purchasing or writing options, including those used to close out existing positions. From time to time, the Fund may purchase an underlying security for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering the security from its portfolio. In those cases, additional brokerage commissions are incurred.

      The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

      POLICIES AND LIMITATIONS. The Fund may use American-style options. The assets used as cover (or held in a segregated account) for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC call option written subject to this procedure will be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

      PUT AND CALL OPTIONS ON SECURITIES INDICES. For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase its exposure to the performance of a recognized securities index, such as the S&P 500 Index.

      Unlike a securities option, which gives the holder the right to purchase or sell a specified security at a specified price, an option on a securities index gives the holder the right to receive a cash "exercise settlement amount" equal to (1) the difference between the exercise price of the option and the value of the underlying securities index on the exercise date (2) multiplied by a fixed "index multiplier." A securities index fluctuates with changes in the market values of the securities included in the index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock Exchange ("NYSE"), the American Stock Exchange, and other U.S. and foreign exchanges.

      The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the securities being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by the Fund will not exactly match the composition of the securities indices on which options are available.

      Securities index options have characteristics and risks similar to those of securities options, as discussed herein.

      POLICIES AND LIMITATIONS. For purposes of managing cash flow, the Fund may purchase put and call options on securities indices to increase the Fund's exposure to the performance of a recognized securities index, such as the S&P 500 Index. All securities index options purchased by the Fund will be listed and traded on an exchange.

       FOREIGN CURRENCY TRANSACTIONS. The Fund may enter into contracts for the purchase or sale of a specific currency at a future date (usually less than one year from the date of the contract) at a fixed price ("forward contracts"). The

Fund also may engage in foreign currency exchange transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market.

       The Fund enters into forward contracts in an attempt to hedge against changes in prevailing currency exchange rates. The Fund does not engage in transactions in forward contracts for speculation; it views investments in forward contracts as a means of establishing more definitely the effective return on, or the purchase price of, securities denominated in foreign currencies. Forward contract transactions include forward sales or purchases of foreign currencies for the purpose of protecting the U.S. dollar value of securities held or to be acquired by the Fund or protecting the U.S. dollar equivalent of dividends, interest, or other payments on those securities.

       Forward contracts are traded in the interbank market directly between dealers (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades; foreign exchange dealers realize a profit based on the difference (the spread) between the prices at which they are buying and selling various currencies.

       At the consummation of a forward contract to sell currency, the Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver by purchasing an offsetting contract. If the Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency through the sale of Fund securities denominated in such currency or through conversion of other assets of the Fund into such currency. If the Fund engages in an offsetting transaction, it will incur a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually made with the currency dealer who is a party to the original forward contract.

       NB Management believes that the use of foreign currency hedging techniques, including "proxy-hedges," can provide significant protection of NAV in the event of a general rise in the U.S. dollar against foreign currencies. For example, the return available from securities denominated in a particular foreign currency would diminish if the value of the U.S. dollar increased against that currency. Such a decline could be partially or completely offset by an increase in value of a hedge involving a forward contract to sell that foreign currency or a proxy-hedge involving a forward contract to sell a different foreign currency whose behavior is expected to resemble the currency in which the securities being hedged are denominated but which is available on more advantageous terms.

       However, a hedge or proxy-hedge cannot protect against exchange rate risks perfectly, and if NB Management is incorrect in its judgment of future exchange rate relationships, the Fund could be in a less advantageous position than if such a hedge had not been established. If the Fund uses proxy-hedging, it may experience losses on both the currency in which it has invested and the currency used for hedging if the two currencies do not vary with the expected degree of correlation. Using forward contracts to protect the value of the Fund's securities against a decline in the value of a currency does not eliminate fluctuations in the prices of underlying securities. Because forward contracts are not traded on an exchange, the assets used to cover such contracts may be illiquid. The Fund may experience delays in the settlement of its foreign currency transactions.

      POLICIES AND LIMITATIONS. The Fund may enter into forward contracts for the purpose of hedging and not for speculation.

       COVER FOR FINANCIAL INSTRUMENTS. Securities held in a segregated account cannot be sold while the forward strategy covered by those securities is outstanding, unless they are replaced with other suitable assets. As a result, segregation of a large percentage of the Fund's assets could impede fund management or the Fund's ability to meet current obligations. The Fund may be unable promptly to dispose of assets which cover, or are segregated with respect to, an illiquid forward position; this inability may result in a loss to the Fund.


       POLICIES AND LIMITATIONS. The Fund will comply with SEC guidelines regarding "cover" for Financial Instruments and, if the guidelines so require, set aside in a segregated account with its custodian the prescribed amount of cash or appropriate liquid securities.


       GENERAL RISKS OF FINANCIAL INSTRUMENTS. The primary risks in using Financial Instruments are (1) imperfect correlation or no correlation between changes in market value of the securities or currencies held or to be acquired by the Fund and the prices of Financial Instruments; (2) possible lack of a liquid secondary market for Financial Instruments and the resulting inability to close out Financial Instruments when desired; (3) the fact that the skills needed to use Financial Instruments are different from those needed to select the Fund's securities; (4) the fact that, although use of Financial Instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Fund to purchase or sell a portfolio security at a time that would otherwise be favorable for it to do so, or the possible need for the Fund to sell a portfolio security at a disadvantageous time, due to its need to maintain cover or to segregate securities in connection with its use of Financial Instruments. There can be no assurance that the Fund's use of Financial Instruments will be successful.

       The Fund's use of Financial Instruments may be limited by the provisions of the Internal Revenue Code of 1986, as amended ("Code"), with which it must comply if the Fund is to continue to qualify as a regulated investment company ("RIC"). See "Additional Tax Information." Financial Instruments may not be available with respect to some currencies, especially those of so-called emerging market countries.

       POLICIES AND LIMITATIONS. NB Management intends to reduce the risk of imperfect correlation by investing only in Financial Instruments whose behavior is expected to resemble or offset that of the Fund's underlying securities or currency. NB Management intends to reduce the risk that the Fund will be unable to close out Financial Instruments by entering into such transactions only if NB Management believes there will be an active and liquid secondary market.

       REGULATORY LIMITATIONS ON USING FINANCIAL INSTRUMENTS. To the extent the Fund sells or purchases futures contracts or writes options thereon or options on foreign currencies that are traded on an exchange regulated by the CFTC other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and premiums on those positions (excluding the amount by which options are "in-the-money") may not exceed 5% of the Fund's net assets.

       FIXED INCOME SECURITIES. While the emphasis of the Fund's investment program is on common stocks and other equity securities, it may also invest in money market instruments, U.S. Government and Agency Securities, and other fixed income securities. The Fund may invest in investment grade corporate bonds and debentures. The Fund may also invest in corporate debt securities rated below investment grade.


       U.S. Government Securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency Securities are issued or guaranteed by U.S. Government agencies or by instrumentalities of the U.S. Government, such as Ginnie Mae (also known as the Government National Mortgage Association), Fannie Mae (also known as Federal National Mortgage Association), Freddie Mac (also known as Federal Home Loan Mortgage Corporation), Student Loan Marketing Association (commonly known as "Sallie Mae"), and the Tennessee Valley Authority. Some U.S. Government Agency Securities are supported by the full faith and credit of the United States, while others may by supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency Securities include U.S. Government Agency mortgage-backed securities. The market prices of U.S. Government and Agency Securities are not guaranteed by the Government.

       "Investment grade" debt securities are those receiving one of the four highest ratings from Standard & Poor's ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or another nationally recognized statistical rating organization ("NRSRO") or, if unrated by any NRSRO, deemed by NB Management to be comparable to such rated securities ("Comparable Unrated Securities"). Securities rated by Moody's in its fourth highest rating category (Baa) or Comparable Unrated Securities may be deemed to have speculative characteristics.


       The ratings of an NRSRO represent its opinion as to the quality of securities it undertakes to rate. Ratings are not absolute standards of quality; consequently, securities with the same maturity, coupon, and rating may have different yields. Although the Fund may rely on the ratings of any NRSRO, the Fund primarily refers to ratings assigned by S&P and Moody's, which are described in Appendix A to this SAI.


       Fixed income securities are subject to the risk of an issuer's inability to meet principal and interest payments on its obligations ("credit risk") and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and market liquidity ("market risk"). The value of the fixed income securities in which the Fund may invest is likely to decline in times of rising market interest rates. Conversely, when rates fall, the value of the Fund's fixed income investments is likely to rise. Typically, the longer the maturity of a security, the greater is the change in its value in response to a change in "interest rates." Foreign debt securities are subject to risks similar to those of other foreign securities.


      Lower-rated securities are more likely to react to developments affecting market and credit risk than are more highly rated securities, which react primarily to movements in the general level of interest rates. Debt securities in the lowest rating categories may involve a substantial risk of default or may be in default. Changes in economic conditions or developments regarding the individual issuer are more likely to cause price volatility and weaken the capacity of the issuer of such securities to make principal and interest payments than is the case for higher-grade debt securities. An economic downturn affecting the issuer may result in an increased incidence of default. The market for lower-rated securities may be thinner and less active than for higher-rated securities. Pricing of thinly traded securities requires greater judgment than pricing of securities for which market transactions are regularly reported. NB Management will invest in lower-rated securities only when it concludes that the anticipated return on such an investment to the Fund warrants exposure to the additional level of risk.

       POLICIES AND LIMITATIONS. There are no restrictions as to the ratings of debt securities the Fund may acquire or the portion of the Fund's assets that the Fund may invest in debt securities in a particular ratings category. Although the Fund does not presently intend to invest in debt securities, it may invest in convertible bonds that the manager believes present a good value because they are convertible into equity securities and have an attractive yield.

       COMMERCIAL PAPER. Commercial paper is a short-term debt security issued by a corporation or bank, usually for purposes such as financing current operations. The Fund may invest in commercial paper that cannot be resold to the public without an effective registration statement under the 1933 Act. While restricted commercial paper normally is deemed illiquid, NB Management may in certain cases determine that such paper is liquid, pursuant to guidelines established by the Trustees.

      POLICIES AND LIMITATIONS. The Fund may invest in commercial paper only if it has received the highest rating from S&P (A-1) or Moody's (P-1) or is deemed by NB Management to be of comparable quality.

       CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. A convertible security is a bond, debenture, note, preferred stock, or other security that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities generally have features of both common stocks and debt securities. A convertible security entitles the holder to receive the interest paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Before conversion, such securities ordinarily provide a stream of income with generally higher yields than common stocks of the same or similar issuers, but lower than the yield on non-convertible debt. Convertible securities are usually subordinated to comparable-tier non-convertible securities but rank senior to common stock in a corporation's capital structure. The value of a convertible security is a function of (1) its yield in comparison to the yields of other securities of comparable maturity and quality that do not have a conversion privilege and (2) its worth if converted into the underlying common stock.

       The price of a convertible security often reflects variations in the price of the underlying common stock in a way that non-convertible debt may not. Convertible securities are typically issued by smaller capitalization companies whose stock prices may be volatile. A convertible security may be subject to redemption at the option of the issuer at a price established in the security's governing instrument. If a convertible security held by the Fund is called for redemption, the Fund will be required to convert it into the underlying common stock, sell it to a third party or permit the issuer to redeem the security. Any of these actions could have an adverse effect on the Fund and its ability to achieve its investment objectives.

      POLICIES AND LIMITATIONS. Convertible debt securities are subject to the Fund's investment policies and limitations concerning fixed income securities.

      PREFERRED STOCK. The Fund may invest in preferred stock. Unlike interest payments on debt securities, dividends on preferred stock are generally payable at the discretion of the issuer's board of directors. Preferred shareholders may have certain rights if dividends are not paid but generally have no legal recourse against the issuer. Shareholders may suffer a loss of value if dividends are not paid. The market prices of preferred stocks are generally more sensitive to changes in the issuer's creditworthiness than are the prices of debt securities.


      OTHER INVESTMENT COMPANIES. The Fund at times may invest in instruments structured as investment companies to gain exposure to the performance of a recognized securities index, such as the S&P 500 Index. As a shareholder in an investment company, the Fund would bear its pro rata share of that investment company's expenses. Investment in other funds may involve the payment of substantial premiums above the value of such issuer's portfolio securities. The Fund does not intend to invest in such funds unless, in the judgment of NB Management, the potential benefits of such investment justify the payment of any applicable premium or sales charge.


       POLICIES AND LIMITATIONS. Except for investments in a money market fund managed by NB Management for cash management purposes, the Fund's investment in securities of other registered investment companies is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets in the aggregate.

                             PERFORMANCE INFORMATION

      The Fund's performance figures are based on historical results and are not intended to indicate future performance. The share price and total return of the Fund will vary, and an investment in the Fund, when redeemed, may be worth more or less than an investor's original cost.

TOTAL RETURN COMPUTATIONS

      The Fund may advertise certain total return information. An average annual compounded rate of return ("T") may be computed by using the redeemable value at the end of a specified period ("ERV") of a hypothetical initial investment of $1,000 ("P") over a period of time ("n") according to the formula:

                                 P(1+T)n = ERV

      Average annual total return smoothes out year-to-year variations in performance and, in that respect, differs from actual year-to-year results.

                                 Average Annual Total Returns(1)
                                     Periods Ended 12/31/2000

                        One Year       Five Years           Ten Years
                        --------       ----------           ---------

FASCIANO FUND             1.70%          12.20%              14.28%


(1) This Fund had no operations prior to March 24, 2001, but is the successor to the Fasciano Fund, Inc. Performance results shown for periods prior to March 24, 2001 represent the performance of the Fasciano Fund.


COMPARATIVE INFORMATION

      From time to time the Fund's performance may be compared with:

            (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or

            (2) recognized stock and other indices, such as the S&P 500 Index, S&P Small Cap 600 Index ("S&P 600 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Index, Russell 2000 Growth Index, Russell 2000 Value Index, Russell 1000 Value Index, Russell 1000 Growth Index, Russell Midcap(R) Index, Russell Midcap Value Index, Russell Midcap Growth Index, Dow Jones Industrial Average ("DJIA"), Wilshire 1750 Index, Nasdaq Composite Index, Montgomery Securities Growth Stock Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), College Board Annual Survey of Colleges, Kanon Bloch's Family Performance Index, the Barra Growth Index, the Barra Value Index, the EAFE(R) Index, the Financial Times World XUS Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 600 Index includes stocks that range in market value from $34 million to $5.2 billion, with an average of $640 million. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.4 billion. The Russell indexes measure the performance of all capitalization ranges across both growth and value investment styles. The EAFE(R) Index is an unmanaged index of common stock prices of more than 1,000 companies from Europe, Australia, and the Far East translated into U.S. dollars. The Financial Times World XUS Index is an index of 24 international markets, excluding the U.S. market. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of investing. The Fund may invest in different types of securities from those included in some of the above indexes.

      Evaluations of the Fund's performance, its total returns, and comparisons may be used in advertisements and in information furnished to current and prospective shareholders (collectively, "Advertisements"). The Fund may also be compared to individual asset classes such as common stocks, small-cap stocks, or Treasury bonds, based on information supplied by Ibbotson and Sinquefield.

OTHER PERFORMANCE INFORMATION

      From time to time, information about the Fund's portfolio allocation and holdings as of a particular date may be included in Advertisements for the Fund. This information may include the Fund's diversification by asset type. Information used in Advertisements may include statements or illustrations relating to the appropriateness of types of securities and/or mutual funds that may be employed to meet specific financial goals, such as (1) funding retirement, (2) paying for children's education, and (3) financially supporting aging parents.

      NB Management believes that many of its common stock funds may be attractive investment vehicles for conservative investors who are interested in long-term appreciation from stock investments, but who have a moderate tolerance for risk. Such investors may include, for example, individuals (1) planning for or facing retirement, (2) receiving or expecting to receive lump-sum distributions from individual retirement accounts ("IRAs"), self-employed individual retirement plans ("Keogh plans"), or other retirement plans, (3) anticipating rollovers of CDs or IRAs, Keogh plans, or other retirement plans, and (4) receiving a significant amount of money as a result of inheritance, sale of a business, or termination of employment.

      Investors who may find the Fund to be an attractive investment vehicle also include parents saving to meet college costs for their children. For instance, the cost of a college education is rapidly approaching the cost of the average family home. Estimates of total four-year costs (tuition, room and board, books and other expenses) for students starting college in various years may be included in Advertisements, based on the College Board Annual Survey of Colleges.

      Information relating to inflation and its effects on the dollar also may be included in Advertisements. For example, after ten years, the purchasing power of $25,000 would shrink to $16,621, $14,968, $13,465, and $12,100, respectively, if the annual rates of inflation during that period were 4%, 5%, 6%, and 7%, respectively. (To calculate the purchasing power, the value at the end of each year is reduced by the inflation rate for the ten-year period.)

      Information regarding the effects of automatic investing and systematic withdrawal plans, investing at market highs and/or lows, and investing early versus late for retirement plans also may be included in Advertisements, if appropriate.

                           CERTAIN RISK CONSIDERATIONS

       Although the Fund seeks to reduce risk by investing in a diversified portfolio of securities, diversification does not eliminate all risk. There can, of course, be no assurance the Fund will achieve its investment objective.

                              TRUSTEES AND OFFICERS

      The following table sets forth information concerning the trustees and officers of the Trust, including their addresses and principal business experience during the past five years. All persons named as trustees and officers also serve in similar capacities for other Funds administered or managed by NB Management and Neuberger Berman.

                                           Positions Held
Name, Age, and Address (1)                 With the Trust            Principal Occupation(s) (2)
-----------------------------              --------------            ---------------------------


Claudia A. Brandon (44)                       Secretary          Vice President-Mutual Fund Board
                                                                 Relations of NB Management since
                                                                 2000; Employee of Neuberger Berman
                                                                 since 1999; Vice President of NB
                                                                 Management from 1986 to 1999;
                                                                 Secretary of two other mutual funds
                                                                 for which NB Management acts as
                                                                 investment manager and
                                                                 administrator.

John Cannon (71)                               Trustee           Retired.  Formerly, Chairman and
531 Willow Avenue                                                Chief Investment Officer of CDC
Ambler, PA 19002                                                 Capital Management (registered
                                                                 investment adviser) (1993-Jan.
                                                                 1999).

Faith Colish (65)                              Trustee           Attorney at Law, Faith Colish, A
63 Wall Street                                                   Professional Corporation.
24th Floor
New York, NY  10005



                                                 25

                                           Positions Held
Name, Age, and Address (1)                 With the Trust            Principal Occupation(s) (2)
-----------------------------              --------------            ---------------------------
Robert Conti (44)                          Vice President        Vice President of Neuberger Berman
                                                                 since 1999; Senior Vice President
                                                                 of NB Management since 2000;
                                                                 Controller of NB Management until
                                                                 1996; Treasurer of NB Management
                                                                 from 1996 until 1999; Vice
                                                                 President of two other mutual funds
                                                                 for which NB Management acts as
                                                                 investment manager and
                                                                 administrator since 2000.

Stacy Cooper-Shugrue (38)                Assistant Secretary     Employee of Neuberger Berman since
                                                                 1999; Assistant Vice President of
                                                                 NB Management from 1993 to 1999;
                                                                 Assistant Secretary of two other
                                                                 mutual funds for which NB
                                                                 Management acts as investment
                                                                 manager and administrator.

Barbara DiGiorgio (42)                   Assistant Treasurer     Vice President of Neuberger Berman
                                                                 since 1999; Assistant Vice
                                                                 President of NB Management from
                                                                 1993 to 1999; Assistant Treasurer
                                                                 since 1996 of two other mutual
                                                                 funds for which NB Management acts
                                                                 as investment manager and
                                                                 administrator.

Walter G. Ehlers (67)                          Trustee           Consultant, Director of the Turner
6806 Suffolk Place                                               Corporation, A.B. Chance Company
Harvey Cedars, NJ 08008                                          and Crescent Jewelry, Inc.

Brian J. Gaffney (47)                      Vice President        Managing Director of Neuberger
                                                                 Berman  since  1999;   Senior  Vice
                                                                 President  of NB  Management  since
                                                                 2000;    Vice   President   of   NB
                                                                 Management  from 1997  until  1999;
                                                                 Vice  President of two other mutual
                                                                 funds for which NB Management  acts
                                                                 as    investment     manager    and
                                                                 administrator since 2000.

C. Anne Harvey (63)                            Trustee           Retired, December 2000. Formerly,
2555 Pennsylvania Avenue, N.W.                                   Director of American Association of
Washington, DC 20037                                             Retired Persons ("AARP"); Program
                                                                 Services and Administrator of AARP
                                                                 Foundation; The National
                                                                 Rehabilitation Hospital's Board of
                                                                 Advisors; Individual Investors
                                                                 Advisory Committee to the New York
                                                                 Stock Exchange Board of Directors;
                                                                 Steering Committee for the U.S.
                                                                 Securities and Exchange Commission
                                                                 Facts on Saving and Investing
                                                                 Campaign; and American Savings
                                                                 Education Council's Policy Board
                                                                 (ASEC).

                                                 26

                                           Positions Held
Name, Age, and Address (1)                 With the Trust            Principal Occupation(s) (2)
-----------------------------              --------------            ---------------------------
Barry Hirsch (68)                              Trustee           Senior Vice President, Secretary,
Loews Corporation                                                and General Counsel of Loews
667 Madison Avenue                                               Corporation (diversified financial
7th Floor                                                        corporation).
New York, NY 10021

Michael M. Kassen* (48)                 President and Trustee    Executive Vice President, Chief
                                                                 Investment Officer and Director of
                                                                 Neuberger Berman Inc. (holding
                                                                 company) since 1999; Executive Vice
                                                                 President and Chief Investment
                                                                 Officer of Neuberger Berman since
                                                                 1999; Chairman since May 2000 and
                                                                 Director of NB Management since
                                                                 January 1996; Executive Vice
                                                                 President and Chief Financial Officer
                                                                 from November 1999 to March 2000;
                                                                 Vice President from 1990 until 1999;
                                                                 Partner of Neuberger Berman from 1993
                                                                 until 1996 when he became a
                                                                 Principal; President and Trustee of
                                                                 two other mutual funds for which NB
                                                                 Management acts as investment manager
                                                                 and administrator since 2000.

Robert A. Kavesh (73)                          Trustee           Professor of Finance and Economics
110 Bleecker Street                                              at Stern School of Business, New
Apt. 24B                                                         York University.
New York, NY 10012

Howard A. Mileaf (64)                          Trustee           Vice President and Special Counsel
WHX Corporation                                                  to WHX Corporation (holding
110 East 59th Street                                             company) since 1992; Director of
30th Floor                                                       Kevlin Corporation (manufacturer of
New York, NY  10022                                              microwave and other products).

Edward I. O'Brien* (72)                        Trustee           Private Investment Management;
12 Woods Lane                                                    President of the Securities
Scarsdale, NY 10583                                              Industry Association ("SIA")
                                                                 (securities industry's
                                                                 representative in government
                                                                 relations and regulatory matters at
                                                                 the federal and state levels) from
                                                                 1974 to 1992; Adviser to SIA from
                                                                 November 1992 to November 1993;
                                                                 Director of Legg Mason, Inc.
                                                                 (financial services holding
                                                                 company).

                                                 27

                                           Positions Held
Name, Age, and Address (1)                 With the Trust            Principal Occupation(s) (2)
-----------------------------              --------------            ---------------------------
John P. Rosenthal (68)                         Trustee           Senior Vice President of Burnham
Burnham Securities Inc.                                          Securities Inc. (a registered
Burnham Asset Management Corp.                                   broker-dealer) since 1991;
1325 Avenue of the Americas                                      Director, Cancer Treatment
26th Floor                                                       Holdings, Inc.
New York, NY  10019

William E. Rulon (68)                          Trustee           Retired.  Senior Vice President of
1761 Hotel Circle South                                          Foodmaker. Inc. (operator and
San Diego, CA 92108                                              Franchiser of Restaurants) until
                                                                 January 1997; Secretary of
                                                                 Foodmaker, Inc. until July 1996.
                                                                 Director of Prandium, Inc.

Richard Russell (54)                   Treasurer and Principal   Vice President of Neuberger Berman
                                      Financial and Accounting   since 1999; Vice President of NB
                                               Officer           Management from 1993 until 1999;
                                                                 Treasurer and Principal Financial
                                                                 and Accounting Officer of two other
                                                                 mutual funds for which NB
                                                                 Management acts as investment
                                                                 manager and administrator.

Cornelius T. Ryan (69)                         Trustee           General Partner of Oxford Partners
Oxford Bioscience Partners                                       and Oxford Bioscience Partners
315 Post Road West                                               (venture capital partnerships) and
Westport, CT  06880                                              President of Oxford Venture
                                                                 Corporation;  Director  of  Capital
                                                                 Cash Management Trust (money market
                                                                 fund) and Prime Cash Fund.



                                                 28

                                           Positions Held
Name, Age, and Address (1)                 With the Trust            Principal Occupation(s) (2)
-----------------------------              --------------            ---------------------------
Tom Decker Seip (50)                           Trustee           General Partner of Seip Investments
30 Ridge Lane                                                    LP (a private investment
Orinda, CA 94563-1341                                            partnership); Member of the Board
                                                                 of Directors of Offroad Capital
                                                                 Inc. and E-Finance Corporation
                                                                 (pre-public internet commerce
                                                                 companies); Trustee of Hambrecht
                                                                 and Quist Fund Trust; Member of the
                                                                 Board of Directors of AmericaOne;
                                                                 Senior Executive at the Charles
                                                                 Schwab Corporation from 1983 to
                                                                 1999; including Chief Executive
                                                                 Officer of Charles Schwab
                                                                 Investment Management, Inc. and
                                                                 Trustee of Schwab Family of Funds
                                                                 and Schwab Investments from 1997 to
                                                                 1998; Executive Vice
                                                                 President-Retail Brokerage for
                                                                 Charles Schwab Investment
                                                                 Management from 1994 to 1997.

Gustave H. Shubert (72)                        Trustee           Senior Fellow/Corporate Advisor and
13838 Sunset Boulevard                                           Advisory Trustee of Rand (a
Pacific Palisades, CA   90272                                    non-profit public interest research
                                                                 institution) since 1989; Honorary
                                                                 Member of the Board of Overseers of
                                                                 the Institute for Civil Justice,
                                                                 the Policy Advisory Committee of
                                                                 the Clinical Scholars Program at
                                                                 the University of California, the
                                                                 American Association for the
                                                                 Advancement of Science, the Council
                                                                 on Foreign Relations, and the
                                                                 Institute for Strategic Studies
                                                                 (London); advisor to the Program
                                                                 Evaluation and Methodology Division
                                                                 of the U.S. General Accounting
                                                                 Office; formerly Senior Vice
                                                                 President and Trustee of Rand.

                                                 29

                                           Positions Held
Name, Age, and Address (1)                 With the Trust            Principal Occupation(s) (2)
-----------------------------              --------------            ---------------------------
Frederic B. Soule (54)                     Vice President        Vice President of Neuberger Berman
                                                                 since 1999; Vice President of NB
                                                                 Management from 1995 until 1999;
                                                                 Vice President of two other funds
                                                                 for which NB Management acts as
                                                                 investment manager and
                                                                 administrator since 2000.

Candace L. Straight (53)                       Trustee           Private investor and consultant
518 Passaic Avenue                                               specializing in the insurance
Bloomfield, NJ 07003                                             industry; Advisory Director of
                                                                 Securities Capital LLC (a global
                                                                 private equity investment firm
                                                                 dedicated to making investments in
                                                                 the insurance sector); Principal of
                                                                 Head & Company, LLC (limited
                                                                 liability company providing
                                                                 investment banking and consulting
                                                                 services to the insurance industry)
                                                                 until March 1996; Director of Drake
                                                                 Holdings (U.K. motor insurer) until
                                                                 June 1996.

Peter E. Sundman* (41)                 Chairman of the Board,    Executive Vice President and
                                       Chief Executive Officer   Director of Neuberger Berman Inc.
                                             and Trustee         (holding company) since 1999;
                                                                 Executive Vice President of
                                                                 Neuberger Berman since 1999;
                                                                 Principal of Neuberger Berman from
                                                                 1997 until 1999; President and
                                                                 Director of NB Management since
                                                                 1999; Senior Vice President of NB
                                                                 Management from 1996 until 1999;
                                                                 Director of Institutional Services
                                                                 of NB Management from 1988 until
                                                                 1996; Chairman of the Board and
                                                                 Trustee of two other mutual funds
                                                                 for which NB Management acts as
                                                                 investment manager and
                                                                 administrator since 2000.



                                                 30

                                           Positions Held
Name, Age, and Address (1)                 With the Trust            Principal Occupation(s) (2)
-----------------------------              --------------            ---------------------------
Peter P. Trapp (56)                            Trustee           Regional Manager for Atlanta
Ford Motor Credit Company                                        Region, Ford Motor Credit Company
1455 Lincoln Parkway                                             since August, 1997; prior thereto,
Atlanta, GA 30346-2209                                           President, Ford Life Insurance
                                                                 Company, April 1995 until August
                                                                 1997.

Celeste Wischerth (40)                   Assistant Treasurer     Vice President of Neuberger Berman
                                                                 since 1999; Assistant Vice
                                                                 President of NB Management from
                                                                 1994 to 1999; Assistant Treasurer
                                                                 since 1996 of two other mutual
                                                                 funds for which NB Management acts
                                                                 as investment manager and
                                                                 administrator.



--------------------

(1) Unless otherwise indicated, the business address of each listed person is 605 Third Avenue, New York, New York 10158.

(2) Except as otherwise indicated, each individual has held the positions shown for at least the last five years.

* Indicates a trustee who is an "interested person" within the meaning of the 1940 Act. Mr. Sundman and Mr. Kassen are interested persons of the Trust by virtue of the fact that they are officers and/or directors of NB Management and Executive Vice Presidents of Neuberger Berman. Mr. O'Brien is an interested person of the Trust by virtue of the fact that he is a director of Legg Mason, Inc., a wholly owned subsidiary of which, from time to time, serves as a broker or dealer to the Funds and other funds for which NB Management serves as investment manager.

      The Trust's Trust Instrument provides that the Trust will indemnify its trustees and officers against liabilities and expenses reasonably incurred in connection with litigation in which they may be involved because of their offices with the Trust, unless it is adjudicated that they (a) engaged in bad faith, willful misfeasance, gross negligence, or reckless disregard of the duties involved in the conduct of their offices, or (b) did not act in good faith in the reasonable belief that their action was in the best interest of the Trust. In the case of settlement, such indemnification will not be provided unless it has been determined (by a court or other body approving the settlement or other disposition, by a majority of disinterested trustees based upon a review of readily available facts, or in a written opinion of independent counsel) that such officers or trustees have not engaged in willful misfeasance, bad faith, gross negligence, or reckless disregard of their duties.

      No Trustee of Neuberger Berman Equity Funds received any compensation from Neuberger Berman Fasciano Fund or Fasciano Fund, Inc. for any period prior to the date of this SAI.

      The following table sets forth information concerning the compensation of the trustees of the Trust. Neuberger Berman Equity Funds does not have any retirement plan for its trustees.

                        FOR CALENDER YEAR ENDED 12/31/00


                                                            Total Compensation from
                                        Aggregate          Investment Companies in the
                                        Compensation            Neuberger Berman
Name and Position With the Trust        From the Trust    Fund Complex Paid to Trustees
---------------------------------       --------------    -----------------------------

John Cannon                                   $0                            $52,250
Trustee

Faith Colish                                  $82,750                       $82,750
Trustee                                                      (5 other investment companies)

Walter G. Ehlers                              $0                            $35,500
Trustee

C. Anne Harvey                                $0                            $36,500
Trustee

Barry Hirsch                                  $0                            $52,250
Trustee

Michael M. Kassen                             $0                            $0
Trustee

Robert A. Kavesh                              $0                            $47,750
Trustee



                                       32

                                                            Total Compensation from
                                        Aggregate          Investment Companies in the
                                        Compensation            Neuberger Berman
Name and Position With the Trust        From the Trust    Fund Complex Paid to Trustees
---------------------------------       --------------    -----------------------------

Howard A. Mileaf                              $53,962                       $86,000
Trustee                                                      (4 other investment companies)

Edward I. O'Brien                             $50,750                       $51,500
Trustee                                                      (3 other investment companies)

John T. Patterson, Jr.*                       $36,750                       $36,750
Trustee
                                                             (4 other investment companies)
John P. Rosenthal                             $53,750                       $53,750
Trustee                                                      (4 other investment companies)

William E. Rulon                              $0                            $50,750
Trustee

Cornelius T. Ryan                             $56,750                       $57,500
Trustee                                                      (3 other investment companies)

Tom Decker Seip                               $11,750                       $11,750
Trustee

Gustave H. Shubert                            $51,500                       $52,250
Trustee                                                      (3 other investment companies)

Candace L. Straight                           $0                            $81,000
Trustee

Peter E. Sundman                              $0                            $0
Trustee

Peter P. Trapp                                $0                            $30,000
Trustee





*Deceased, September 26, 2000



       At March 22, 2001, the trustees and officers of the Trust, as a group, owned beneficially or of record less than 1% of the outstanding shares of the Fund.

       Effective January 1, 2001, Trustees of Neuberger Berman Funds who are not affiliated with NB Management receive from all the Funds in the aggregate a retainer of $10,000 per quarter plus $7,500 for each regular quarterly Board meeting attended, plus expenses. There is normally no additional fee for serving on a committee of the Board.

                INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES

INVESTMENT MANAGER AND ADMINISTRATOR


       NB Management serves as the Fund's investment manager pursuant to a management agreement with the Trust, dated December 16, 2000 and approved with respect to the Fund on March 23, 2001 ("Management Agreement").


       The Management Agreement provides, in substance, that NB Management will make and implement investment decisions for the Fund in its discretion and will continuously develop an investment program for the Fund's assets. The Management Agreement permits NB Management to effect securities transactions on behalf of the Fund through associated persons of NB Management. The Management Agreement also specifically permits NB Management to compensate, through higher commissions, brokers and dealers who provide investment research and analysis to the Fund, although NB Management has no current plans to pay a material amount of such compensation.


       NB Management provides to the Fund, without separate cost, office space, equipment, and facilities and the personnel necessary to perform executive, administrative, and clerical functions. NB Management pays all salaries, expenses, and fees of the officers, trustees, and employees of the Trust who are officers, directors, or employees of NB Management. One director of NB Management (who is also an officer of Neuberger Berman), who also serves as an officer of NB Management, presently serves as a trustee and/or officer of the Trust. See "Trustees and Officers." The Fund pays NB Management a management fee based on the Fund's average daily net assets, as described below.

       NB Management provides facilities, services and personnel, as well as accounting, recordkeeping, and other services, to the Fund pursuant to an administration agreement with the Trust, dated December 16, 2000 and approved with respect to the Fund on March 24, 2001 ("Administration Agreement"). For such administrative services, the Fund pays NB Management a fee based on the Fund's average daily net assets, as described below.


       Under the Administration Agreement, NB Management also provides to the Fund and its shareholders certain shareholder, shareholder related, and other services that are not furnished by the Fund's shareholder servicing agent. NB Management provides the direct shareholder services provided in the
Administration Agreement, assists the shareholder servicing agent in the development and implementation of specified programs and systems to enhance overall shareholder servicing capabilities, solicits and gathers shareholder proxies, performs services connected with qualification of the Fund's shares for sale in various states, and furnishes other services the parties agree to from time to time should be provided under the Administration Agreement.

       From time to time, NB Management or the Fund may enter into arrangements with registered broker-dealers or other third parties pursuant to which it pays the broker-dealers or other third party a per account fee or a fee based on a percentage of the aggregate net asset value of Fund shares purchased by the broker-dealer or third party on behalf of its customers, in payment for administrative and other services rendered to such customers.

MANAGEMENT AND ADMINISTRATION FEES

       For investment management services, the Fund pays NB Management a fee at the annual rate of 0.85% of the Fund's average daily net assets.

       NB Management provides administrative services to the Fund that include furnishing facilities and personnel for the Fund and performing accounting, recordkeeping, and other services. For such administrative services, the Fund pays NB Management a fee at the annual rate of 0.15% of the Fund's average daily net assets, plus certain out-of-pocket expenses for technology used for shareholder servicing and shareholder communications subject to the prior approval  of an annual  budget by the  Trust's  Board of  Trustees,  including a majority of those who are not interested persons of the Trust or of NB Management, and periodic reports to the Board of Trustees on actual expenses. With the Fund's consent NB Management may subcontract some of its responsibilities to the Fund under the Administration Agreement and may compensate broker-dealers, banks, third-party administrators and other institutions that provides such services.

       The Management Agreement continues until June 30, 2002. The Management Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Trustees who are not "interested persons" of NB Management or the Trust ("Independent Trustees"), cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the
Trustees or by a 1940 Act majority vote of the outstanding interests in the Fund. The Administration Agreement continues until June 30, 2002. The Administration Agreement is renewable from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval, and (2) by the vote of a majority of the Trustees or by a 1940 Act majority vote of the outstanding shares in the Fund.

       The Management and Administration Agreements are terminable, without penalty, with respect to the Fund on 60 days' written notice either by the Trust or by NB Management. Each Agreement terminates automatically if it is assigned.


       Fasciano Company, Inc. acted as the investment adviser to the Fund's predecessor, Fasciano Fund, from its inception on November 10, 1988 to March 24, 2001. For the fiscal year ended June 30, 2000 the Fasciano Fund paid 1.00% for management and administration services.


       During the fiscal years ended June 30, 1998, 1999, and 2000, the Fasciano Fund paid the following management and administration fees to Fasciano Company
Inc.: $604,499, $2,307,620 and $3,597,288, respectively.

SUB-ADVISER


      NB Management retains Neuberger Berman, 605 Third Avenue, New York, NY 10158-3698, as sub-adviser pursuant to a sub-advisory agreement dated December 16, 2000 and approved with respect to the Fund on March 23, 2001 ("Sub-Advisory Agreement").

       The Sub-Advisory Agreement provides in substance that Neuberger Berman will furnish to NB Management, upon reasonable request, the same type of investment recommendations and research that Neuberger Berman, from time to time, provides to its principals and employees for use in managing client accounts. In this manner, NB Management expects to have available to it, in addition to research from other professional sources, the capability of the research staff of Neuberger Berman. This staff consists of numerous investment analysts, each of whom specializes in studying one or more industries, under the supervision of the Director of Research, who is also available for consultation with NB Management. The Sub-Advisory Agreement provides that NB Management will pay for the services rendered by Neuberger Berman based on the direct and indirect costs to Neuberger Berman in connection with those services. Neuberger Berman also serves as sub-adviser for all of the other mutual funds managed by NB Management.

       The Sub-Advisory Agreement continues until June 30, 2002 and is renewable from year to year, subject to approval of its continuance in the same manner as the Management Agreement. The Sub-Advisory Agreement is subject to termination, without penalty, with respect to the Fund by the Trustees or a 1940 Act majority vote of the outstanding interests in the Fund, by NB Management, or by Neuberger Berman on not less than 30 nor more than 60 days' written notice. The Sub-Advisory Agreement also terminates automatically with respect to the Fund if it is assigned or if the Management Agreement terminates with respect to the Fund.

       Most money managers that come to the Neuberger Berman organization have at least fifteen years experience. Neuberger Berman and NB Management employ experienced professionals that work in a competitive environment.

INVESTMENT COMPANIES MANAGED


      As of December 31, 2000, the investment companies managed by NB Management had aggregate net assets of approximately $18.3 billion. NB Management currently serves as investment manager of the following investment companies:



                                                                   Approximate
                                                                  Net Assets at
Name                                                           December 31, 2000
----                                                           -----------------

Neuberger Berman Cash Reserves .................................$1,709,207,729

Neuberger Berman Government Money Fund............................$310,943,675

Neuberger Berman High Yield Bond Fund..............................$12,240,850

Neuberger Berman Institutional Cash Fund .......................$1,557,268,990

Neuberger Berman Limited Maturity Bond Fund.......................$192,021,278

Neuberger Berman Municipal Money Fund.............................$300,088,237

Neuberger Berman Municipal Securities Trust........................$29,111,004

Neuberger Berman Century Fund......................................$31,719,142

Neuberger Berman Focus Fund.....................................$2,128,566,454

Neuberger Berman Genesis Fund...................................$2,188,629,657

Neuberger Berman Guardian Fund................................  $3,152,566,006

Neuberger Berman International Fund...............................$139,348,485

Neuberger Berman Manhattan Fund...................................$873,899,971

Neuberger Berman Millennium Fund..................................$193,621,408

Neuberger Berman Partners Fund..................................$2,611,861,108

Neuberger Berman Regency Fund......................................$44,533,750

Neuberger Berman Socially Responsive Fund.........................$128,876,104

Neuberger Berman Technology Fund...................................$20,491,429

Advisers Management Trust.......................................$2,649,076,831

       The investment decisions concerning the Fund and the other mutual funds managed by NB Management (collectively, "Other NB Funds") have been and will continue to be made independently of one another. In terms of their investment objectives, most of the Other NB Funds differ from the Fund. Even where the investment objectives are similar, however, the methods used by the Other NB Funds and the Fund to achieve their objectives may differ. The investment results achieved by all of the mutual funds managed by NB Management have varied from one another in the past and are likely to vary in the future.


       There may be occasions when the Fund and one or more of the Other NB Funds or other accounts managed by Neuberger Berman are contemporaneously engaged in purchasing or selling the same securities from or to third parties. When this occurs, the transactions are averaged as to price and allocated, in terms of amount, in accordance with a formula considered to be equitable to the funds involved. Although in some cases this arrangement may have a detrimental effect on the price or volume of the securities as to the Fund, in other cases it is believed that the Fund's ability to participate in volume transactions may produce better executions for it. In any case, it is the judgment of the Trustees that the desirability of the Fund's having its advisory arrangements with NB Management outweighs any disadvantages that may result from contemporaneous transactions.

       The Fund is subject to certain limitations imposed on all advisory clients of Neuberger Berman (including the Fund, the Other NB Funds, and other managed accounts) and personnel of Neuberger Berman and its affiliates. These include, for example, limits that may be imposed in certain industries or by certain companies, and policies of Neuberger Berman that limit the aggregate purchases, by all accounts under management, of the outstanding shares of public companies.

CODES OF ETHICS

       The Fund, NB Management and Neuberger Berman have personal securities trading policies that restrict the personal securities transactions of employees, officers, and trustees. Their primary purpose is to ensure that personal trading by these individuals does not disadvantage any fund managed by NB Management. The Fund manager and other investment personnel who comply with the policies' preclearance and disclosure procedures may be permitted to purchase, sell or hold certain types of securities which also may be or are held in the funds they advise, but are restricted from trading in close conjunction with the Fund or taking personal advantage of investment opportunities that may belong to the Fund.

MANAGEMENT AND CONTROL OF NB MANAGEMENT AND NEUBERGER BERMAN


      The directors and officers of NB Management who are deemed "control persons," all of whom have offices at the same address as NB Management, are:
Jeffrey B. Lane, Director; Robert Matza, Director; Michael M. Kassen, Director and Chairman; Barbara R. Katersky, Senior Vice President; Robert Conti, Senior Vice President; Brian Gaffney, Senior Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Peter E. Sundman, Director and President; and Heidi L. Schneider, Director.

      The officers and employees of Neuberger Berman, who are deemed "control persons," all of whom have offices at the same address as Neuberger Berman, are:
Jeffrey B. Lane, President and Chief Executive Officer; Robert Matza, Executive Vice President and Chief Administrative Officer; Michael M. Kassen, Executive Vice President and Chief Investment Officer; Heidi L. Schneider, Executive Vice President; Peter E. Sundman, Executive Vice President; Matthew S. Stadler, Senior Vice President and Chief Financial Officer; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; Joseph K. Herlihy, Senior Vice President and Treasurer; Robert Akeson, Senior Vice President; Steven April, Senior Vice President; Salvatore A. Buonocore, Senior Vice President; Philip Callahan, Senior Vice President; Lawrence J. Cohn, Senior Vice President; Joseph
F. Collins III, Senior Vice President; Seth J. Finkel, Senior Vice President; Robert Firth, Senior Vice President; Brian E. Hahn, Senior Vice President; Barbara R. Katersky, Senior Vice President; Diane E. Lederman, Senior Vice President; Peter B. Phelan, Senior Vice President; David Root, Senior Vice President; Mark Shone, Senior Vice President; Robert H. Splan, Senior Vice President; Andrea Trachtenberg, Senior Vice President; Marvin C. Schwartz, Managing Director.


      Mr. Sundman and Mr. Kassen are trustees and officers of the Trust. Mr. Gaffney and Mr. Conti are officers of the Trust.

      Neuberger Berman and NB Management are wholly owned subsidiaries of Neuberger Berman Inc., a publicly owned holding company owned primarily by the employees of Neuberger Berman. The inside directors and officers of Neuberger Berman, Inc. are: Jeffrey B. Lane, Director, Chief Executive Officer and President; Peter E. Sundman, Director and Executive Vice President; Heidi L. Schneider, Director and Executive Vice President; Michael M. Kassen, Director, Chief Investment Officer and Executive Vice President; Robert Matza, Director, Chief Administrative Officer and Executive Vice President; Marvin C. Schwartz, Director and Vice Chairman; Matthew S. Stadler, Senior Vice President and Chief

Financial Officer; Richard Cantor, Vice Chairman and Director; Lawrence Zicklin, Vice Chairman and Director; Kevin Handwerker, Senior Vice President, General Counsel and Secretary; and Joseph K. Herlihy, Treasurer.


                            DISTRIBUTION ARRANGEMENTS

      The Fund offers one class of shares, known as Investor Class shares.

DISTRIBUTOR

      NB Management serves as the distributor ("Distributor") in connection with the offering of the Fund's shares. Investor Class shares are offered on a no-load basis.

      In connection with the sale of its shares, the Fund has authorized the Distributor to give only the information, and to make only the statements and representations, contained in a Prospectus or SAI or that properly may be included in sales literature and advertisements in accordance with the 1933 Act, the 1940 Act, and applicable rules of self-regulatory organizations. Sales may be made only by a Prospectus, which may be delivered personally, through the mails, or by electronic means. The Distributor is the Funds' "principal underwriter" within the meaning of the 1940 Act and, as such, acts as agent in arranging for the sale of the Fund's Investor Class shares without sales commission or other compensation and bears all advertising and promotion expenses incurred in the sale of those shares.

      For the Fund's Investor Class, the Distributor or one of its affiliates may, from time to time, deem it desirable to offer to shareholders of the Fund, through use of their shareholder lists, the shares of other mutual funds for which the Distributor acts as distributor or other products or services. Any such use of the Fund's shareholder lists, however, will be made subject to terms and conditions, if any, approved by a majority of the Independent Fund Trustees. These lists will not be used to offer the Fund's shareholders any investment products or services other than those managed or distributed by NB Management or Neuberger Berman.

      The Trust, on behalf of the Fund, and the Distributor are parties to a Distribution Agreement ("Distribution Agreement"). The Distribution Agreement continues until June 30, 2002. The Distribution Agreement may be renewed annually if specifically approved by (1) the vote of a majority of the Trustees or a 1940 Act majority vote of the Fund's outstanding shares and (2) the vote of a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement may be terminated by either party and will terminate automatically on its assignment, in the same manner as the Management Agreement.

                         ADDITIONAL PURCHASE INFORMATION

SHARE PRICES AND NET ASSET VALUE

       The Fund's shares are bought or sold at a price that is the Fund's NAV per share. The NAV for the Fund is calculated by subtracting total liabilities from total assets (the market value of the securities the Fund holds plus cash and other assets). The Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. The Fund calculates its NAV as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time, on each day the NYSE is open.


       The Fund values securities (including options) listed on the NYSE, the American Stock Exchange or other national securities exchanges or quoted on The Nasdaq Stock Market, and other securities for which market quotations are readily available, at the last reported sale price on the day the securities are being valued. If there is no reported sale of such a security on that day, the security is valued at the mean between its closing bid and asked prices on that day. The Fund values all other securities and assets, including restricted securities, by a method that the trustees of the Trust believe accurately reflects fair value.


       If NB Management believes that the price of a security obtained under the Fund's valuation procedures (as described above) does not represent the amount that the Fund reasonably expects to receive on a current sale of the security, the Fund will value the security based on a method that the trustees of the Trust believe accurately reflects fair value.

AUTOMATIC INVESTING AND DOLLAR COST AVERAGING

      The Fund's shareholders may arrange to have a fixed amount automatically invested in Fund shares each month. To do so, the Fund shareholder must complete an application, available from the Distributor, electing to have automatic investments funded either through (1) redemptions from his or her account in a money market fund for which NB Management serves as investment manager or (2) withdrawals from the shareholder's checking account. In either case, the minimum monthly investment is $100. A shareholder who elects to participate in automatic investing through his or her checking account must include a voided check with the completed application. A completed application should be sent to Funds, Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.

      Automatic investing enables a shareholder to take advantage of "dollar cost averaging." As a result of dollar cost averaging, a shareholder's average cost of Fund shares generally would be lower than if the shareholder purchased a fixed number of shares at the same pre-set intervals. Additional information on dollar cost averaging may be obtained from the Distributor.

                         ADDITIONAL EXCHANGE INFORMATION

      As more fully set forth in the section of the Prospectus entitled "Maintaining Your Account," the Fund's shareholders may redeem at least $1,000 worth of the Fund's shares and invest the proceeds in Investor Class shares of one or more of the other funds managed by NB Management (Other NB Funds) that are briefly described below, provided that the minimum investment requirements of the other fund(s) are met.

EQUITY FUNDS

   Neuberger Berman Century Fund  Invests mainly in common stocks of large-capitalization companies. The manager seeks to buy companies with strong earnings growth and the potential for higher earnings, priced at attractive levels relative to their growth rates.

   Neuberger Berman  Focus  Fund  Invests principally in common stocks selected from 13 multi-industry sectors of the economy. To maximize potential return, the Fund normally makes at least 90% of its investments in not more than six sectors of the economy believed by the Fund managers to be undervalued.

   Neuberger Berman Genesis Fund  Invests primarily in stocks of companies with small market capitalizations (up to $1.5 billion at the time of the Fund's investment). Fund managers seek to buy the stocks of strong companies with a history of solid performance and a proven management team, which are selling at attractive prices.

   Neuberger Berman Guardian Fund A growth and income fund that invests primarily in stocks of established,
                                  high-quality companies that are not well followed on Wall Street or are temporarily out of favor.

   Neuberger Berman               Seeks long-term capital appreciation by
   International Fund             investing primarily in foreign stocks of any
                                  capitalization, both in developed economies and in emerging markets. Fund manager seeks undervalued companies in countries with strong potential for growth.

   Neuberger Berman Manhattan     Invests in securities believed to have the
   Fund                           maximum potential for long-term capital
                                  appreciation. Fund managers seek stocks of companies that are projected to grow at above-average rates and that appear to the managers poised for a period of accelerated earnings.

   Neuberger Berman Millennium    Seeks long-term growth of capital by investing
   Fund                           primarily in common stocks of
                                  small-capitalization companies, which it defines as those with a total market value of no more than $1.5 billion at the time of initial investment. The Fund co-managers take a growth approach to stock selection, looking for new companies that are in the developmental stage as well as older companies that appear poised to grow because of new products, markets or management. Factors in identifying these firms may include financial strength, a strong position relative to competitors and a stock price that is reasonable relative to its growth rate.

   Neuberger Berman               Seeks capital growth through an approach that
   Partners Fund                  is intended to increase capital with
                                  reasonable risk. Fund manager looks at
                                  fundamentals, focusing particularly on cash flow, return on capital, and asset values.

   Neuberger Berman               Seeks long-term growth of capital by investing
   Regency Fund                   primarily in common stocks of
                                  mid-capitalization companies which the manager believes have solid fundamentals.

   Neuberger Berman               Seeks long-term capital appreciation by
   Socially Responsive Fund       investing in common stocks of companies that
                                  meet both financial and social criteria.

   Neuberger Berman               Seeks long-term capital growth by investing in
   Technology Fund                the stocks of dynamic technology and
                                  tech-related companies of all sizes.



INCOME FUNDS


Neuberger Berman                  A money market fund seeking the highest
Cash Reserves                     current income consistent with safety and
                                  liquidity. The Fund invests in high-quality money market instruments. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                  A U.S. Government money market fund seeking
Government Money Fund             maximum safety and liquidity and the highest
                                  available current income. The Fund invests in securities issued or guaranteed as to principal or interest by the U.S. Government, its agencies and instrumentalities and repurchase agreements on such securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman                  In seeking its objective of high current
High Yield Bond Fund              income and, secondarily, capital growth, the
                                  Fund invests primarily in lower-rated debt securities. The Fund may also invest in investment grade income-producing and non-income producing debt and equity securities.

Neuberger Berman                  Seeks the highest current income consistent
Limited Maturity Bond Fund        with low risk to principal and liquidity and,
                                  secondarily, total return. The Fund invests in debt securities, primarily investment grade;
                                  maximum 10% below investment grade, but no lower than B.*/ Maximum average duration of four years.

MUNICIPAL FUNDS

Neuberger Berman                  A money market fund seeking the maximum
Municipal Money                   current Fund income exempt from federal income
                                  tax, consistent with safety and liquidity. The
                                  Fund invests in high-quality, short-term municipal securities. It seeks to maintain a constant purchase and redemption price of $1.00.

Neuberger Berman Municipal        Seeks high current tax-exempt income with low
Securities Trust                  risk to principal, limited price fluctuation,
                                  and liquidity and, secondarily, total return.
                                  The Fund invests in investment grade municipal securities with a maximum average duration of 10 years.

*/ As rated by Moody's or S&P or, if unrated by either of those entities, determined by NB Management to be of comparable quality.

      Before effecting an exchange, Fund shareholders must obtain and should review a currently effective prospectus of the fund into which the exchange is to be made. An exchange is treated as a sale for federal income tax purposes and, depending on the circumstances, a capital gain or loss may be realized. Each fund may terminate or modify its exchange privilege in the future.

      There can be no assurance that Neuberger Berman Government Money Fund, Neuberger Berman Cash Reserves, or Neuberger Berman Municipal Money Fund, each of which is a money market fund that seeks to maintain a constant purchase and redemption price of $1.00, will be able to maintain that price. An investment in any of the above-referenced funds, as in any other mutual fund, is neither insured nor guaranteed by the U.S. Government.

                        ADDITIONAL REDEMPTION INFORMATION

SUSPENSION OF REDEMPTIONS


       The right to redeem the Fund's shares may be suspended or payment of the redemption price postponed (1) when the NYSE is closed, (2) when trading on the NYSE is restricted, (3) when an emergency exists as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or fairly to determine the value of its net assets, or (4) for such other period as the SEC may by order permit for the protection of the Fund's shareholders. Applicable SEC rules and regulations shall govern whether the conditions prescribed in (2) or (3) exist. If the right of redemption is suspended, shareholders may withdraw their offers of redemption, or they will receive payment at the NAV per share in effect at the close of business on the first day the NYSE is open ("Business Day") after termination of the suspension.

REDEMPTIONS IN KIND

      The Fund reserves the right, under certain conditions, to honor any request for redemption by making payment in whole or in part in securities valued as described in "Share Prices and Net Asset Value" above. If payment is made in securities, a shareholder generally will incur brokerage expenses or other transaction costs in converting those securities into cash and will be subject to fluctuation in the market prices of those securities until they are sold. The Fund does not redeem in kind under normal circumstances, but would do so when the Trustees determined that it was in the best interests of the Fund's shareholders as a whole.

                        DIVIDENDS AND OTHER DISTRIBUTIONS

      The Fund distributes to its shareholders substantially all any net investment income (after deducting expenses attributable to the class), any net realized capital gains, and any net realized gains from foreign currency transactions earned or realized by the Fund. The Fund's net investment income consists of all income accrued on Fund assets less accrued expenses, but does not include capital and foreign currency gains and losses. Net investment income and realized gains and losses are reflected in a Fund's NAV until they are distributed. The Fund calculates its net investment income and NAV per share as of the close of regular trading on the NYSE on each Business Day (usually 4:00 p.m. Eastern time).


      The Fund generally distributes substantially all of its net investment income (after deducting expenses), if any, near the end of each calendar quarter. Distributions of net realized capital and foreign currency gains, if any, normally are paid once each year, in December.


      Dividends and other distributions are automatically reinvested in additional shares of the Fund, unless the shareholder elects to receive them in cash ("cash election"). Fund shareholders may make a cash election on the original account application or at a later date by writing to State Street Bank and Trust Company ("State Street"), c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403. Cash distributions can be paid by check, through an electronic transfer to a bank account or used to purchase shares of an Other NB Fund, designated in the shareholder's original account application. To the extent dividends and other distributions are subject to federal, state, or local income taxation, they are taxable to the shareholders whether received in cash or reinvested in Fund shares.

      A cash election with respect to the Fund remains in effect until the shareholder notifies State Street in writing to discontinue the election. If it is determined, however, that the U.S. Postal Service cannot properly deliver Fund mailings to the shareholder for 180 days, the Fund will terminate the shareholder's cash election. Thereafter, the shareholder's dividends and other distributions will automatically be reinvested in additional Fund shares until the shareholder notifies State Street or the Fund in writing to request that the cash election be reinstated.

      Dividend or other distribution checks that are not cashed or deposited within 180 days from being issued will be reinvested in additional shares of the distributing Fund at its NAV per share on the day the check is reinvested. No interest will accrue on amounts represented by uncashed dividend or other distribution checks.

                           ADDITIONAL TAX INFORMATION

TAXATION OF THE FUND

       To continue to qualify for treatment as a RIC under the Code, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income, net short-term capital gain, and net gains from certain foreign currency transactions) ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from Financial Instruments) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or securities of other RICs) of any one issuer. If the Fund failed to qualify for treatment as a RIC for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss), as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits.

       The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income for the one-year period ended on October 31 of that year, plus certain other amounts.

       Dividends and interest received by the Fund, and gains realized by the Fund, may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax treaties between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

       The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, if the Fund holds stock of a PFIC, it will be subject to federal income tax on a portion of any "excess distribution" the Fund receives on the stock or of any gain on its disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes its share of the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders.

       If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the Fund's incurring the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain -- which the Fund most likely would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

       The Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context means including in ordinary income for each taxable year the excess, if any, of the fair market value of the stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund would also be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of the holder's adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

       The Fund's use of hedging strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward contracts, involves complex rules that will determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from Financial Instruments derived by the Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

       Exchange-traded futures contracts and certain forward contracts, and listed nonequity options (such as those on a securities index) subject to section 1256 of the Code ("Section 1256 contracts") are required to be "marked-to-market" (that is, treated as having been sold at market value) for federal income tax purposes at the end of the Fund's taxable year. Sixty percent of any net gain or loss recognized as a result of these deemed sales, and 60% of any net realized gain or loss from any actual sales, of Section 1256 contracts are treated as long-term capital gain or loss; the remainder is treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement, which will be taxable to the shareholders as ordinary income, and to increase the net capital gain recognized by the Fund, without in either case increasing the cash available to the Fund. The Fund may elect to exclude certain transactions from the operation of section 1256, although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable to its shareholders as ordinary income when distributed to them) and/or increasing the amount of dividends the Fund must distribute to meet the Distribution Requirement and avoid imposition of the Excise Tax.

       If the Fund has an "appreciated financial position" -- generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize a gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

TAXATION OF THE FUND'S SHAREHOLDERS

      If Fund shares are sold at a loss after being held for six months or less, the loss will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

      The Fund is required to withhold 31% of all dividends, capital gain distributions, and redemption proceeds payable to any individuals and certain other non-corporate shareholders who do not provide the Fund with a correct taxpayer identification number. Withholding at that rate also is required from dividends and other distributions payable to such shareholders who otherwise are subject to backup withholding.

      As described in "Maintaining Your Account" in the Prospectus, the Fund may close a shareholder's account with the Fund and redeem the remaining shares if the account balance falls below the specified minimum and the shareholder fails to re-establish the minimum balance after being given the opportunity to do so. If an account that is closed pursuant to the foregoing was maintained for an IRA (including a Roth IRA) or a qualified retirement plan (including a simplified employee pension plan, savings incentive match plan for employees, Keogh plan, corporate profit-sharing and money purchase pension plan, Code section 401(k) plan, and Code section 403(b)(7) account), the Fund's payment of the redemption proceeds may result in adverse tax consequences for the accountholder. The accountholder should consult his or her tax adviser regarding any such consequences.

                                FUND TRANSACTIONS

       During the fiscal year ended June 30, 1998, 1999 and 2000 the Fund's predecessor, Fasciano Fund paid brokerage commissions of $66,326, $292,464, and $263,820, respectively.

       Fund securities may, from time to time, be loaned by the Fund to Neuberger Berman in accordance with the terms and conditions of an order issued by the SEC. The order exempts such transactions from provisions of the 1940 Act that would otherwise prohibit such transactions, subject to certain conditions. In accordance with the order, securities loans made by the Fund to Neuberger Berman are fully secured by cash collateral. The portion of the income on the cash collateral which may be shared with Neuberger Berman is to be determined by reference to concurrent arrangements between Neuberger Berman and non-affiliated lenders with which it engages in similar transactions. In addition, where Neuberger Berman borrows securities from the Fund in order to re-lend them to Other NB Funds, Neuberger Berman may be required to pay the Fund, on a quarterly basis, certain of the earnings that Neuberger Berman otherwise has derived from the re-lending of the borrowed securities. When Neuberger Berman desires to borrow a security that the Fund has indicated a willingness to lend, Neuberger Berman must borrow such security from the Fund, rather than from an unaffiliated lender, unless the unaffiliated lender is willing to lend such security on more favorable terms (as specified in the order) than the Fund. If, in any month, the Fund's expenses exceed its income in any securities loan transaction with Neuberger Berman, Neuberger Berman must reimburse the Fund for such loss.

       A committee of Independent Trustees from time to time reviews, among other things, information relating to securities loans by the Fund. The Fund does not presently intend to lend portfolio securities to Neuberger Berman.

       In effecting securities transactions, the Fund generally seeks to obtain the best price and execution of orders. Commission rates, being a component of price, are considered along with other relevant factors. The Independent Trustees of the Trust have approved the use of Neuberger Berman as the principal broker for the other series of the Trust. Although the Trustees have not yet considered this matter with respect to the Fund, they may do so in 2001 and the following paragraphs describe the policies with respect to the Trust's use of Neuberger Berman for brokerage. Series of the Trust may use Neuberger Berman as broker where, in the judgment of NB Management, Neuberger Berman is able to obtain a price and execution at least as favorable as other qualified brokers. To the Trust's knowledge, no affiliate of the Trust receives give-ups or reciprocal business in connection with its securities transactions.

       The use of Neuberger Berman as a broker for the Trust is subject to the requirements of Section 11(a) of the Securities Exchange Act of 1934. Section 11(a) prohibits members of national securities exchanges from retaining compensation for executing exchange transactions for accounts which they or their affiliates manage, except where they have the authorization of the persons authorized to transact business for the account and comply with certain annual reporting requirements. The Trust and NB Management have expressly authorized Neuberger Berman to retain such compensation, and Neuberger Berman has agreed to comply with the reporting requirements of Section 11(a).

       Under the 1940 Act, commissions paid by the Trust to Neuberger Berman in connection with a purchase or sale of securities on a securities exchange may not exceed the usual and customary broker's commission. Accordingly, it is the Trust's policy that the commissions paid to Neuberger Berman must, in NB Management's judgment, be (1) at least as favorable as those charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by Neuberger Berman on comparable transactions for its most favored unaffiliated customers, except for accounts for which Neuberger Berman acts as a clearing broker for another brokerage firm and customers of Neuberger Berman considered by a majority of the Independent Trustees not to be comparable to the Trust. The Trust does not deem it practicable and in its best interests to solicit competitive bids for commissions on each transaction effected by Neuberger Berman. However, consideration regularly is given to information concerning the prevailing level of commissions charged by other brokers on comparable transactions during comparable periods of time. The 1940 Act generally prohibits Neuberger Berman from acting as principal in the purchase of portfolio securities from, or the sale of portfolio securities to, the Trust unless an appropriate exemption is available.

       A committee of Independent Trustees from time to time reviews, among other things, information relating to the commissions charged by Neuberger Berman to the Trust and to its other customers and information concerning the prevailing level of commissions charged by other brokers having comparable execution capability. In addition, the procedures pursuant to which Neuberger Berman effects brokerage transactions for the Trust must be reviewed and approved no less often than annually by a majority of the Independent Trustees.

       To ensure that accounts of all investment clients, including the Trust, are treated fairly in the event that Neuberger Berman receives transaction instructions regarding a security for more than one investment account at or about the same time, Neuberger Berman may combine orders placed on behalf of clients, including advisory accounts in which affiliated persons have an investment interest, for the purpose of negotiating brokerage commissions or obtaining a more favorable price. Where appropriate, securities purchased or sold may be allocated, in terms of amount, to a client according to the proportion that the size of the order placed by that account bears to the aggregate size of orders contemporaneously placed by the other accounts, subject to de minimis exceptions. All participating accounts will pay or receive the same price.

       Under policies adopted by the Board of Trustees, Neuberger Berman may enter into agency cross-trades on behalf of the Trust. An agency cross-trade is a securities transaction in which the same broker acts as agent on both sides of the trade and the broker or an affiliate has discretion over one of the participating accounts. In this situation, Neuberger Berman would receive brokerage commissions from both participants in the trade. The other account participating in an agency cross-trade with the Trust cannot be an account over which Neuberger Berman exercises investment discretion. A member of the Board of Trustees who is not affiliated with Neuberger Berman reviews confirmation of each agency cross-trade that the Trust participates in.

       The Fund expects that it will execute a portion of its transactions through brokers other than Neuberger Berman. In selecting those brokers, NB Management will consider the quality and reliability of brokerage services, including execution capability, performance, and financial responsibility, and may consider research and other investment information provided by, and sale of Fund shares effected through, those brokers.

      In certain instances Neuberger Berman specifically allocates brokerage for research services (including research reports on issuers and industries as well as economic and financial data) which may otherwise be purchased for cash. While the receipt of such services has not reduced Neuberger Berman's normal internal research activities, Neuberger Berman's expenses could be materially increased if it were to generate such additional information internally. To the extent such research services are provided by others, Neuberger Berman is relieved of expenses it may otherwise incur. In some cases research services are generated by third parties but provided to Neuberger Berman by or through broker dealers. Research obtained in this manner may be used in servicing any or all clients of Neuberger Berman and may be used in connection with clients other than those client's whose brokerage commissions are used to acquire the research services described herein. With regard to allocation of brokerage to acquire research services described above, Neuberger Berman always considers its best execution obligation when deciding which broker to utilize.

       A committee comprised of officers of NB Management and employees of Neuberger Berman who are portfolio managers of several Neuberger Berman mutual funds (collectively, "NB Funds") and some of Neuberger Berman's managed accounts ("Managed Accounts") evaluates semi-annually the nature and quality of the brokerage and research services provided by other brokers. Based on this evaluation, the committee establishes a list and projected rankings of preferred brokers for use in determining the relative amounts of commissions to be allocated to those brokers. Ordinarily, the brokers on the list effect a large portion of the brokerage transactions for the NB Funds and the Managed Accounts that are not effected by Neuberger Berman. However, in any semi-annual period, brokers not on the list may be used, and the relative amounts of brokerage commissions paid to the brokers on the list may vary substantially from the projected rankings. These variations reflect the following factors, among others: (1) brokers not on the list or ranking below other brokers on the list may be selected for particular transactions because they provide better price and/or execution, which is the primary consideration in allocating brokerage;
(2) adjustments may be required because of periodic changes in the execution capabilities of or research provided by particular brokers or in the execution or research needs of the NB Funds and/or the Managed Accounts; and (3) the aggregate amount of brokerage commissions generated by transactions for the NB Funds and the Managed Accounts may change substantially from one semi-annual period to the next.

       The commissions paid to a broker other than Neuberger Berman may be higher than the amount another firm might charge if NB Management determines in good faith that the amount of those commissions is reasonable in relation to the value of the brokerage and research services provided by the broker. NB Management believes that those research services benefit the Fund by supplementing the information otherwise available to NB Management. That research may be used by NB Management in servicing Other NB Funds and, in some cases, by Neuberger Berman in servicing the Managed Accounts. On the other hand, research received by NB Management from brokers effecting fund transactions on behalf of the Other NB Funds and by Neuberger Berman from brokers effecting fund transactions on behalf of the Managed Accounts may be used for the Fund's benefit.

       Michael F. Fasciano, who is a Vice President of NB Management and a Managing Director of Neuberger Berman, is the person primarily responsible for making decisions as to specific action to be taken with respect to the investments of the Fund. He has full authority to take action with respect to Fund transactions and may or may not consult with other personnel of NB Management prior to taking such action.

PORTFOLIO TURNOVER

       The Fund's turnover rate is calculated by dividing (1) the lesser of the cost of the securities purchased or the proceeds from the securities sold by the Fund during the fiscal year (other than securities, including options, whose maturity or expiration date at the time of acquisition was one year or less) by
(2) the month-end average of the value of such securities owned by the Fund during the fiscal year.

                             REPORTS TO SHAREHOLDERS

       Shareholders of the Fund will receive unaudited semi-annual financial statements, as well as year-end financial statements audited by the independent auditors for the Fund. The Fund's statements show the investments owned by it and the market values thereof and provide other information about the Fund and its operations.

                 ORGANIZATION, CAPITALIZATION AND OTHER MATTERS

THE FUND

       The Fund is a separate ongoing series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of December 23, 1992. The Trust is registered under the 1940 Act as a diversified, open-end management investment company, commonly known as a mutual fund. The Trust has twelve separate operating series. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

      The Trustees have created four classes of shares of the Fund, designated Investor Class, Advisor Class, Trust Class, and Institutional Class. This SAI and the accompanying Prospectus describe Investor Class shares. The other classes of shares are not being offered at this time.

       Prior to November 9, 1998, the name of the Trust was "Neuberger & Berman Equity Funds".

       DESCRIPTION OF SHARES. The Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation, and other rights except that expenses allocated to a Class may be borne solely by such Class as determined by the Trustees, and a Class may have exclusive voting rights with respect to matters affecting only that Class. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other rights to subscribe to any additional shares.

       SHAREHOLDER MEETINGS. The Trustees do not intend to hold annual meetings of shareholders of the Fund. The Trustees will call special meetings of shareholders of the Fund or Class only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of the Fund entitled to vote at the meeting.

       CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of a corporation. To guard against the risk that Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may be enforced only against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

                          CUSTODIAN AND TRANSFER AGENT


       The Fund has selected State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, as custodian for its securities and cash. State Street also serves as the Fund's transfer and shareholder servicing agent, administering purchases, redemptions, and transfers of Fund shares and the payment of dividends and other distributions through its Boston Service Center. All Fund correspondence should be mailed to Neuberger Berman Funds, c/o Boston Service Center, P.O. Box 8403, Boston, MA 02266-8403.


                              INDEPENDENT AUDITORS

       The Fund has selected Ernst & Young LLP, 200 Clarendon Street, Boston, MA 02116, as the independent auditors who will audit its financial statements.

                                  LEGAL COUNSEL

       The Fund has selected Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, D.C. 20036-1800, as its legal counsel.


               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES


       As of March 22, 2001, the following are all of the beneficial and record owners of more than five percent of the Fund's predecessor, the Fasciano Fund. The owners listed are record owners. These entities hold these shares of record for the accounts of certain of their clients and have informed the Fund of their policy to maintain the confidentiality of holdings in their client accounts, unless disclosure is expressly required by law.



                                                                             Percentage of Ownership
                                           Name and Address                 At [December 31, 2000]
                                           ----------------                 ----------------------

Neuberger Berman FASCIANO
Fund

                               Charles Schwab & Co., Inc.                          48.2%
                               101 Montgomery Street
                               San Francisco, CA 94104-4122


                               National Financial Services Corporation             9.7%
                               200 Liberty Street
                               New York, NY 10281-1003




                             REGISTRATION STATEMENT

      This SAI and the Prospectus do not contain all the information included in the Trust's registration statement filed with the SEC under the 1933 Act with respect to the securities offered by the Prospectus. The registration statement, including the exhibits filed therewith, may be examined at the SEC's offices in Washington, D.C. The SEC maintains a Website (http://www.sec.gov) that contains this SAI, material incorporated by reference, and other information regarding the Fund.

      Statements contained in this SAI and in the Prospectus as to the contents of any contract or other document referred to are not necessarily complete. In each instance where reference is made to the copy of any contract or other document filed as an exhibit to the registration statement, each such statement is qualified in all respects by such reference.

                              FINANCIAL STATEMENTS


       On March 23, 2001 the Fund assumed all the assets and liabilities of the Fasciano Fund, an open-end fund with substantially identical investment policies. Prior to that date, the Neuberger Berman Fund had no assets or investment operations.


      The following financial statements and related documents are incorporated by reference herein and are included in the Fasciano Fund's Annual Report to shareholders for the fiscal year ended June 30, 2000:

       The audited financial statements of the Fasciano Fund and notes thereto for the fiscal year ended June 30, 2000, and the reports of Arthur Anderson LLP, independent accountants, with respect to such audited financial statements.

       The following unaudited interim financial statements and related documents are incorporated by reference herein and are included in the Fasciano Fund's Semi-Annual Report to shareholders for the period ended December 31, 2000:

       The unaudited financial statements for the period ended December 31, 2000.

                                   APPENDIX A

RATINGS OF CORPORATE BONDS AND COMMERCIAL PAPER

       S&P CORPORATE BOND RATINGS:

       AAA - Bonds rated AAA have the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

       AA - Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from the higher rated issues only in small degree.

       A - Bonds rated A have a strong capacity to pay interest and repay principal, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories.

       BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in higher rated categories.

       BB, B, CCC, CC, C - Bonds rated BB, B, CCC, CC, and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

       CI - The rating CI is reserved for income bonds on which no interest is being paid.

       D - Bonds rated D are in default, and payment of interest and/or repayment of principal is in arrears.

       PLUS (+) OR MINUS (-) - The ratings above may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

       MOODY'S CORPORATE BOND RATINGS:

       Aaa - Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or an exceptionally stable margin, and principal is secure. Although the various protective elements are likely to change, the changes that can be visualized are most unlikely to impair the fundamentally strong position of the issuer.

       Aa - Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as "high-grade bonds." They are rated lower than the best bonds because margins of protection may not be as large as in Aaa-rated securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present that make the long-term risks appear somewhat larger than in Aaa-rated securities.

       A - Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.

       Baa - Bonds which are rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. These bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

       Ba - Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

       B - Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

       Caa - Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

       Ca - Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

       C - Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

       MODIFIERS--Moody's may apply numerical modifiers 1, 2, and 3 in each generic rating classification described above. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issuer ranks in the lower end of its generic rating.

       S&P commercial paper ratings:

       A-1 - This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+).

       Moody's commercial paper ratings

       Issuers rated PRIME-1 (or related supporting institutions), also known as P-1, have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

          -    Leading market positions in well-established industries.

          - High rates of return on funds employed.
          - Conservative capitalization structures with moderate reliance on debt and ample asset protection.
          - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

          - Well-established access to a range of financial markets and assured sources of alternate liquidity.

                          NEUBERGER BERMAN EQUITY FUNDS
                  POST-EFFECTIVE AMENDMENT NO. 95 ON FORM N-1A

                                     PART C

                                OTHER INFORMATION

ITEM 23.  EXHIBITS.
-------   --------

              Exhibit                                     DESCRIPTION
              NUMBER

              (a)     (1)       Certificate of Trust.  Incorporated by Reference to
                                Post-Effective Amendment No. 70 to Registrant's Registration
                                Statement, File Nos. 2-11357 and 811-582 (Filed August 30,
                                1995).

                      (2)       Restated Certificate of Trust. Incorporated by Reference to
                                Post-Effective Amendment No. 82 to Registrant's Registration
                                Statement, File Nos. 2-11357 and 811-582 (Filed December 21,
                                1998).

                      (3)       Trust Instrument of Neuberger Berman Equity Funds.
                                Incorporated by Reference to Post-Effective Amendment No. 70 to
                                Registrant's Registration Statement, File Nos. 2-11357 and
                                811-582 (Filed August 30, 1995).

                      (4)       Schedule A - Current Series of Neuberger Berman Equity Funds.
                                Filed Herewith.

              (b)               By-laws of Neuberger Berman Equity Funds.  Incorporated by
                                Reference to Post-Effective Amendment No. 70 to Registrant's
                                Registration Statement, File Nos. 2-11357 and 811-582 (Filed
                                August 30, 1995).

              (c)     (1)       Trust Instrument of Neuberger Berman Equity Funds, Articles IV,
                                V, and VI.  Incorporated by Reference to Post-Effective
                                Amendment No. 70 to Registrant's Registration Statement, File
                                Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                      (2)       By-Laws of Neuberger Berman Equity Funds, Articles V, VI, and
                                VIII.  Incorporated by Reference to Post-Effective Amendment
                                No. 70 to Registrant's Registration Statement, File Nos.
                                2-11357 and 811-582 (Filed August 30, 1995).

              (d)     (1)       (i)    Management Agreement Between Equity Funds and Neuberger
                                       Berman Management Inc. Incorporated by Reference to
                                       Post-Effective Amendment No. 92 to Registrant's
                                       Registration Statement, File Nos. 2-11357 and 811-582
                                       (Filed December 13, 2000).

                                (ii)   Schedule A - Series of Equity Funds Currently Subject to
                                       the Management Agreement. Filed Herewith.

                                (iii)  Schedule B - Schedule of Compensation Under the
                                       Management Agreement.  Filed Herewith.


              Exhibit                                     DESCRIPTION
              NUMBER

                      (2)       (i)    Sub-Advisory Agreement Between Neuberger Berman
                                       Management Inc. and Neuberger Berman, LLC with Respect
                                       to Equity Funds.  . Incorporated by Reference to
                                       Post-Effective Amendment No. 92 to Registrant's
                                       Registration Statement, File Nos. 2-11357 and 811-582
                                       (Filed December 13, 2000).

                                (ii)   Schedule A - Series of Equity Funds Currently Subject to
                                       the Sub-Advisory Agreement. Filed Herewith.

              (e)     (1)       (i)    Distribution Agreement Between Neuberger Berman Equity
                                       Funds and Neuberger Berman Management Inc. with Respect
                                       to Investor Class Shares.  Incorporated by Reference to
                                       Post-Effective Amendment No. 92 to Registrant's
                                       Registration Statement, File Nos. 2-11357 and 811-582
                                       (Filed December 13, 2000).

                                (ii)   Schedule A - Series of Neuberger Berman Equity Funds
                                       Currently Subject to the Investor Class Distribution
                                       Agreement. Filed Herewith.

              (f)               Bonus or Profit Sharing Contracts.  None.

              (g)     (1)       Custodian Contract Between Neuberger Berman Equity Funds and
                                State Street Bank and Trust Company.  Incorporated by Reference
                                to Post-Effective Amendment No. 74 to Registrant's Registration
                                Statement, File Nos. 2-11357 and 811-582 (Filed December 15,
                                1995).

                      (2)       Schedule of Compensation under the Custodian Contract.
                                Incorporated by Reference to Post-Effective Amendment No. 76 to
                                Registrant's Registration Statement, File Nos. 2-11357 and
                                811-582 (Filed December 5, 1996).

              (h)     (1)       (i)    Transfer Agency and Service Agreement Between Neuberger
                                       Berman Equity Funds and State Street Bank and Trust
                                       Company.  Incorporated by Reference to Post-Effective
                                       Amendment No. 70 to Registrant's Registration Statement,
                                       File Nos. 2-11357 and 811-582 (Filed August 30, 1995).

                                (ii)   First Amendment to Transfer Agency and Service Agreement
                                       Between Neuberger Berman Equity Funds and State Street
                                       Bank and Trust Company.  Incorporated by Reference to
                                       Post-Effective Amendment No. 70 to Registrant's
                                       Registration Statement, File Nos. 2-11357 and 811-582
                                       (Filed August 30, 1995).

                                (iii)  Second Amendment to Transfer Agency and Service
                                       Agreement between Neuberger Berman Equity Funds and
                                       State Street Bank and Trust Company. Incorporated by
                                       Reference to Post-Effective Amendment No. 77 to
                                       Registrant's Registration Statement, File Nos. 2-11357
                                       and 811-582 (Filed December 12, 1997).

                                (iv)   Schedule of Compensation under the Transfer Agency and
                                       Service Agreement. Incorporated by Reference to
                                       Post-Effective Amendment No. 76 to Registrant's
                                       Registration Statement, File Nos. 2-11357 and 811-582
                                       (Filed December 5, 1996).



              Exhibit                                     DESCRIPTION
              NUMBER

                      (2)       (i)    Administration Agreement Between Neuberger Berman Equity
                                       Funds and Neuberger Berman Management Inc. with Respect
                                       to Investor Class Shares. Incorporated by Reference to
                                       Post-Effective Amendment No. 92 to Registrant's
                                       Registration Statement, File Nos. 2-11357 and 811-582
                                       (Filed December 13, 2000).

                                (ii)   Schedule A - Series of Neuberger Berman Equity Funds
                                       Currently Subject to the Administration Agreement. Filed
                                       Herewith.

                                (iii)  Schedule B - Schedule of Compensation Under the
                                       Administration Agreement. Filed Herewith.

              (i)               Opinion and Consent of Kirkpatrick & Lockhart LLP with Respect to Securities Matters of the Registrant.  Filed Herewith.

              (j)               Consent of Independent Auditors.  Filed Herewith.

              (k)               Financial Statements Omitted from Prospectus.  None.

              (l)               Letter of Investment Intent.  None.

              (m)               Plan Pursuant to Rule 12b-1.  None.

              (n)               Plan Pursuant to Rule 18f-3.  Incorporated by Reference to
                                Post-Effective Amendment No. 92 to Registrant's Registration
                                Statement, File Nos. 2-11357 and 811-582 (Filed December 13,
                                2000).

              (o)               Power of Attorney for Neuberger Berman Equity Funds, dated
                                November 13, 2000.  Filed Herewith.

              (p)               Code of Ethics for Registrant, its Investment Advisers and
                                Principal Underwriters.  Incorporated by Reference to
                                Post-Effective Amendment No. 92 to Registrant's Registration
                                Statement, File Nos. 2-11357 and 811-582 (Filed December 13,
                                2000).

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

          No person is controlled by or under common control with the Registrant.

ITEM 25.  INDEMNIFICATION.

          A Delaware business trust may provide in its governing instrument for indemnification of its officers and trustees from and against any and all claims and demands whatsoever. Article IX, Section 2 of the Trust Instrument provides that the Registrant shall indemnify any present or former trustee, officer, employee or agent of the Registrant ("Covered Person") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding ("Action") in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in settlement thereof. Indemnification will not be provided to a person adjudged by a court or other body to be liable to the Registrant or its shareholders by reason of "willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office" ("Disabling Conduct"), or not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. In the event of a settlement, no indemnification may be provided unless there has been a determination that the officer or trustee did not engage in Disabling Conduct (i) by the court or other body approving the settlement;
(ii) by at least a majority of those trustees who are neither interested persons, as that term is defined in the Investment Company Act of 1940 ("1940

Act"), of the Registrant ("Independent Trustees"), nor parties to the matter based upon a review of readily available facts; or (iii) by written opinion of independent legal counsel based upon a review of readily available facts.

          Pursuant to Article IX, Section 3 of the Trust Instrument, if any present or former shareholder of any series ("Series") of the Registrant shall be held personally liable solely by reason of his or her being or having been a shareholder and not because of his or her acts or omissions or for some other reason, the present or former shareholder (or his or her heirs, executors, administrators or other legal representatives or in the case of any entity, its general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Registrant, on behalf of the affected Series, shall, upon request by such shareholder, assume the defense of any claim made against such shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

          Section 9 of the Management Agreement between Neuberger Berman Management Inc. ("NB Management") and the Registrant provide that neither NB Management nor any director, officer or employee of NB Management performing services for the series of the Registrant at the direction or request of NB Management in connection with NB Management's discharge of its obligations under the Agreements shall be liable for any error of judgment or mistake of law or for any loss suffered by a series in connection with any matter to which the Agreements relates; provided, that nothing in the Agreements shall be construed
(i) to protect NB Management against any liability to the Registrant or any series thereof or their interest holders to which NB Management would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of NB Management's reckless disregard of its obligations and duties under the Agreements, or (ii) to protect any director, officer or employee of NB Management who is or was a trustee or officer of the Registrant against any liability to the Registrant or any series thereof or its interest holders to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office with Registrant.

          Section 1 of the Sub-Advisory Agreement between NB Management and Neuberger Berman, LLC ("Neuberger Berman") with respect to the Registrant provides that, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or of reckless disregard of its duties and obligations under the Agreement, Neuberger Berman will not be subject to any liability for any act or omission or any loss suffered by any series of the Registrant or their interest holders in connection with the matters to which the Agreements relate.

          Section 12 of the Administration Agreements between the Registrant and NB Management on behalf of each of the classes of shares of each of the Registrant's series provides that NB Management will not be liable to the Registrant for any action taken or omitted to be taken by NB Management or its employees, agents or contractors in carrying out the provisions of the Agreement if such action was taken or omitted in good faith and without negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Section 13 of each Administration Agreement provides that the Registrant shall indemnify NB Management and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by NB Management that result from: (i) any claim, action, suit or proceeding in connection with NB Management's entry into or performance of the Agreement; or (ii) any action taken or omission to act committed by NB Management in the performance of its obligations under the Agreement; or (iii) any action of NB Management upon instructions believed in good faith by it to have been executed by a duly authorized officer or representative of a Series; provided, that NB Management will not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of NB Management, or its employees, agents or contractors. Amounts payable by the Registrant under this provision shall be payable solely out of assets belonging to that Series, and not from assets belonging to any other Series of the Registrant. Section 14 of each Administration Agreement provides that NB Management will indemnify the Registrant and hold it harmless from and against any and all losses, damages and expenses, including reasonable attorneys' fees and expenses, incurred by the Registrant that result from: (i) NB Management's failure to comply with the terms of the Agreement; or (ii) NB Management's lack of good faith in performing its obligations under the Agreement; or (iii) the negligence or misconduct of NB Management, or its employees, agents or contractors in connection with the Agreement. The Registrant shall not be entitled to such indemnification in respect of actions or omissions constituting negligence or misconduct on the part of the Registrant or its employees, agents or contractors other than NB Management, unless such negligence or misconduct results from or is accompanied by negligence or misconduct on the part of NB Management, any affiliated person of NB Management, or any affiliated person of an affiliated person of NB Management.

          Section 11 of the Distribution Agreements between the Registrant and NB Management (on behalf of each class of the Registrant) provides that NB Management shall look only to the assets of a Series for the Registrant's performance of the Agreement by the Registrant on behalf of such Series, and neither the Trustees nor any of the Registrant's officers, employees or agents, whether past, present or future, shall be personally liable therefor.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("1933 Act") may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 26.       BUSINESS AND OTHER CONNECTIONS OF ADVISER AND SUB-ADVISER.

        There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each director or officer of NB Management and Neuberger Berman is, or at any time during the past two years has been, engaged for his or her own account or in the capacity of director, officer, employee, partner or trustee.

NAME                           BUSINESS AND OTHER CONNECTIONS

Claudia Brandon                None.
Vice President/Mutual Fund
Board Relations, NB
Management Inc.

Valerie Chang                  Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Brooke Cobb                    Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Robert Conti                   Senior Vice President, NB Management
Vice President,                Inc.; Vice President, Neuberger Berman
Neuberger Berman               Income Funds; Vice President, Neuberger
                               Berman Equity Funds.
Robert D'Alelio                Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

NAME                           BUSINESS AND OTHER CONNECTIONS

Ingrid Dyott,                  Vice President, NB Management Inc.
Vice President,
Neuberger Berman

Robert S. Franklin             Vice President, High Yield Fixed Income
Vice President,                Analyst, Prudential Insurance Company.1
NB Management Inc.

Brian Gaffney                  Senior Vice President, NB Management
Managing Director,             Inc.; Vice President, Neuberger Berman
Neuberger Berman               Income Funds; Vice President, Neuberger
                               Berman Equity Funds.
Robert I. Gendelman            Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Thomas E. Gengler, Jr.         Vice President, NB Management Inc.
Vice President,
Neuberger Berman

Theodore P. Giuliano           None.
Vice President and Director,
NB Management Inc.; Managing
Director, Neuberger Berman

Joseph K. Herlihy              Treasurer, NB Management Inc.
Senior Vice President,
Treasurer, Neuberger Berman

Michael M. Kassen              Executive Vice President, Chief
Executive Vice President,      Investment Officer and Director, NB
Neuberger Berman               Management Inc.
Barbara R. Katersky            Senior Vice President, NB Management
Senior Vice President,         Inc.
Neuberger Berman

Robert B. Ladd                 Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Jeffrey B. Lane                Director, Chief Executive Officer and
Chief Executive Officer and    President, NB Management Inc.
President, Neuberger Berman

Josephine Mahaney              Vice President, NB Management Inc.
Managing Director
Neuberger Berman

-----------------
1 Until 1998.

NAME                           BUSINESS AND OTHER CONNECTIONS

Michael F. Malouf              Portfolio Manager, Dresdner RCM Global
Vice President,                Investors.2
NB Management Inc.

Robert Matza                   Executive Vice President, Chief
Executive Vice President and   Administrative Officer and Director,
Chief Administrative           Neuberger Berman, Inc.
Officer, Neuberger Berman;
Director, NB Management Inc.

Ellen Metzger                  Secretary, NB Management Inc.
Vice President,
Neuberger Berman

S. Basu Mullick                Portfolio Manager, Ark Asset
Vice President,                Management.3
NB Management Inc.
Janet Prindle                  Vice President, NB Management Inc.
Managing Director
Neuberger Berman

Kevin L. Risen                 Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Benjamin E. Segal              Assistant Portfolio Manager, GT Global
Vice President, NB             Investment Management4.
Management Inc., Managing
Director, Neuberger Berman

Jennifer Silver                Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Kent C. Simons                 Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Matthew S. Stadler             Senior Vice President and Chief
Senior Vice President and      Financial Officer, NB Management Inc
Chief Financial Officer,
Neuberger Berman

Peter E. Sundman               Executive Vice President and Director,
President, NB Management       Neuberger Berman Inc.; President and
Inc.; Executive Vice           Chief Executive Officer, Neuberger
President, Neuberger Berman    Berman Income Funds.

--------------

2 Until 1998.

3 Until 1998.

4 Until 1998.

NAME                           BUSINESS AND OTHER CONNECTIONS

Judith M. Vale                 Vice President, NB Management Inc.
Managing Director,
Neuberger Berman

Catherine Waterworth           Managing Director, TCW Group Inc.5
Vice President,
NB Management Inc.

Allan R. White, III            Portfolio Manager, Salomon Asset
Vice President, NB             Management.6
Management; Managing
Director, Neuberger Berman

        The principal address of NB Management Inc., Neuberger Berman, and of each of the investment companies named above, is 605 Third Avenue, New York, New York 10158.

ITEM 27.       PRINCIPAL UNDERWRITERS.

        (a) NB Management, the principal underwriter distributing securities of the Registrant, is also the principal underwriter and distributor for each of the following investment companies:

               Neuberger Berman Advisers Management Trust
               Neuberger Berman Income Funds

               NB Management is also the investment manager to the master funds in which the above-named investment companies invest.

        (b) Set forth below is information concerning the directors and officers of the Registrant's principal underwriter. The principal business address of each of the persons listed is 605 Third Avenue, New York, New York 10158-0180, which is also the address of the Registrant's principal underwriter.

   NAME                       POSITIONS AND OFFICES     POSITIONS AND OFFICES
                              WITH UNDERWRITER          WITH REGISTRANT

   Claudia Brandon            Vice President/Mutual     Secretary
                              Fund Board Relations

   Valerie Chang              Vice President            None

   Brooke A. Cobb             Vice President            None

   Robert Conti               Senior Vice President     Vice President

   Robert W. D'Alelio         Vice President            None

   Ingrid Dyott               Vice President            None

   Robert S. Franklin         Vice President            None

-----------------
5 Until 1998.

6 Until 1998.

   NAME                       POSITIONS AND OFFICES     POSITIONS AND OFFICES
                              WITH UNDERWRITER          WITH REGISTRANT

   Brian Gaffney              Senior Vice President     Vice President

   Robert I. Gendelman        Vice President            None

   Thomas E. Gengler, Jr.     Vice President            None

   Theodore P. Giuliano       Vice President and        None
                              Director


   Joseph K. Herlihy          Treasurer                 None

   Michael M. Kassen          Vice President and        President
                              Director

   Barbara R. Katersky        Senior Vice President     None

   Robert L. Ladd             Vice President            None

   Josephine Mahaney          Vice President            None

   Michael F. Malouf          Vice President            None

   Robert Matza               Director                  None

   Ellen Metzger              Secretary                 None

   Basu Mullick               Vice President            None

   Janet W. Prindle           Vice President            None

   Kevin L. Risen             Vice President            None

   Benjamin Segal             Vice President            None

   Jennifer K. Silver         Vice President            None

   Kent C. Simons             Vice President            None

   Matthew S. Stadler         Senior Vice President     None
                              and Chief Financial
                              Officer

   Peter E. Sundman           President                 Trustee and Chairman
                                                        of the Board

   Judith M. Vale             Vice President            None

   Catherine Waterworth       Vice President            None

   Allan R. White, III        Vice President            None

        (c) No commissions or other compensation were received directly or indirectly from the Registrant by any principal underwriter who was not an affiliated person of the Registrant.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS.

          All accounts, books and other documents required to be maintained by
Section 31(a) of the 1940 Act, as amended, and the rules promulgated thereunder with respect to the Registrant are maintained at the offices of State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, except for the Registrant's Trust Instrument and By-laws, minutes of meetings of the Registrant's Trustees and shareholders and the Registrant's policies and contracts, which are maintained at the offices of the Registrant, 605 Third Avenue, New York, New York 10158.

ITEM 29.  MANAGEMENT SERVICES

          Other than as set forth in Parts A and B of this Post-Effective Amendment, the Registrant is not a party to any management-related service contract.

ITEM 30.  UNDERTAKINGS

          None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, NEUBERGER BERMAN EQUITY FUNDS certifies that it meets all of the requirements for effectiveness of Post-Effective Amendment No. 95 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City and State of New York on the 22nd day of March, 2001.

                                   NEUBERGER BERMAN EQUITY FUNDS


                                        By: /s/ Michael M. Kassen *
                                            ----------------------------
                                                Michael M. Kassen
                                                President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 95 has been signed below by the following persons in the capacities and on the date indicated.

Signature                      Title                                   Date
---------                      -----                                   ----

/s/ Peter E. Sundman   *     Chairman of the Board                March 22, 2001
------------------------     and Trustee (Chief
Peter E. Sundman             Executive Officer)


/s/ Michael M. Kassen  *     President and Trustee                March 22, 2001
------------------------
Michael M. Kassen


/s/ Richard Russell          Treasurer (Principal Financial       March 22, 2001
------------------------     and Accounting Officer)
Richard Russell




                      (signatures continued on next page)

Signature                       Title                                   Date
---------                       -----                                   ----

/s/ John Cannon        *        Trustee                           March 22, 2001
------------------------
John Cannon


/s/ Faith Colish       *        Trustee                           March 22, 2001
------------------------
Faith Colish


/s/ Walter G. Ehlers   *        Trustee                           March 22, 2001
------------------------
Walter G. Ehlers


/s/ C. Anne Harvey     *        Trustee                           March 22, 2001
------------------------
C. Anne Harvey


/s/ Barry Hirsch       *        Trustee                           March 22, 2001
------------------------
Barry Hirsch


/s/ Robert A. Kavesh   *        Trustee                           March 22, 2001
------------------------
Robert A. Kavesh


/s/ Howard A. Mileaf   *        Trustee                           March 22, 2001
------------------------
Howard A. Mileaf

                                Trustee
------------------------
Edward I. O'Brien

Signature                       Title                                   Date
---------                       -----                                   ----

                                Trustee
------------------------
John P. Rosenthal



/s/ William E. Rulon   *        Trustee                           March 22, 2001
------------------------
William E. Rulon



/s/ Cornelius T. Ryan  *        Trustee                           March 22, 2001
------------------------
Cornelius T. Ryan


                                Trustee
------------------------
Tom Decker Seip


                                Trustee
------------------------
Gustave H. Shubert



/s/ Candace L. Straight *       Trustee                           March 22, 2001
-------------------------
Candace L. Straight


                                Trustee
-------------------------
Peter P. Trapp


*signed pursuant to Power of Attorney by Arthur C. Delibert